Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PIMCO FUNDS
Entity Central Index Key	0000810893
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000027272
Shareholder Report [Line Items]
Fund Name	PIMCO ABS and Short-Term Investments Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO ABS and Short-Term Investments Portfolio (the "Portfolio") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO ABS and Short-Term Investments Portfolio	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to non-agency residential mortgage-backed securities ("MBS") contributed to performance, as securities posted positive returns.

  Underweight exposure to the 30-year portion of the curve contributed to performance, as 30-year rates rose.

  Exposure to collateralized loan obligations contributed to performance, as spreads tightened.

  Underweight exposure to asset backed securities detracted from performance, as spreads tightened.

  Exposure to agency MBS detracted from performance, as the sector underperformed the asset backed securities index.

  There were no other material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	PIMCO ABS and Short-Term Investments Portfolio	Bloomberg U.S. Aggregate Index	Bloomberg Asset-Backed Securities Index	FTSE 3-Month Treasury Bill Index
3/31/15	$10,000	$10,000	$10,000	$10,000
4/30/15	$10,032	$9,964	$10,008	$10,000
5/31/15	$10,057	$9,940	$10,023	$10,000
6/30/15	$10,086	$9,832	$10,017	$10,000
7/31/15	$10,094	$9,900	$10,036	$10,001
8/31/15	$10,110	$9,886	$10,046	$10,001
9/30/15	$10,123	$9,953	$10,092	$10,001
10/31/15	$10,140	$9,954	$10,069	$10,001
11/30/15	$10,156	$9,928	$10,054	$10,002
12/31/15	$10,158	$9,896	$10,035	$10,002
1/31/16	$10,166	$10,032	$10,137	$10,004
2/29/16	$10,133	$10,103	$10,159	$10,005
3/31/16	$10,159	$10,196	$10,171	$10,008
4/30/16	$10,267	$10,235	$10,196	$10,010
5/31/16	$10,292	$10,238	$10,205	$10,012
6/30/16	$10,353	$10,422	$10,290	$10,014
7/31/16	$10,445	$10,488	$10,281	$10,016
8/31/16	$10,495	$10,476	$10,283	$10,019
9/30/16	$10,565	$10,470	$10,310	$10,021
10/31/16	$10,599	$10,389	$10,306	$10,024
11/30/16	$10,582	$10,144	$10,253	$10,026
12/31/16	$10,625	$10,158	$10,238	$10,029
1/31/17	$10,677	$10,178	$10,260	$10,033
2/28/17	$10,746	$10,246	$10,274	$10,037
3/31/17	$10,806	$10,241	$10,293	$10,042
4/30/17	$10,850	$10,320	$10,325	$10,047
5/31/17	$10,936	$10,399	$10,362	$10,053
6/30/17	$10,983	$10,389	$10,355	$10,060
7/31/17	$11,053	$10,434	$10,383	$10,068
8/31/17	$11,166	$10,527	$10,422	$10,077
9/30/17	$11,203	$10,477	$10,398	$10,086
10/31/17	$11,229	$10,483	$10,404	$10,095
11/30/17	$11,256	$10,470	$10,395	$10,104
12/31/17	$11,288	$10,518	$10,397	$10,114
1/31/18	$11,314	$10,397	$10,367	$10,125
2/28/18	$11,332	$10,298	$10,339	$10,136
3/31/18	$11,364	$10,364	$10,357	$10,149
4/30/18	$11,391	$10,287	$10,353	$10,163
5/31/18	$11,454	$10,360	$10,395	$10,178
6/30/18	$11,481	$10,348	$10,400	$10,193
7/31/18	$11,517	$10,350	$10,410	$10,210
8/31/18	$11,553	$10,417	$10,455	$10,227
9/30/18	$11,588	$10,350	$10,451	$10,244
10/31/18	$11,606	$10,268	$10,459	$10,263
11/30/18	$11,606	$10,329	$10,498	$10,282
12/31/18	$11,634	$10,519	$10,581	$10,302
1/31/19	$11,700	$10,631	$10,631	$10,323
2/28/19	$11,737	$10,625	$10,661	$10,342
3/31/19	$11,807	$10,829	$10,738	$10,364
4/30/19	$11,863	$10,831	$10,766	$10,385
5/31/19	$11,919	$11,024	$10,871	$10,406
6/30/19	$11,973	$11,162	$10,917	$10,427
7/31/19	$12,011	$11,187	$10,915	$10,448
8/31/19	$12,039	$11,476	$11,034	$10,468
9/30/19	$12,080	$11,415	$11,018	$10,486
10/31/19	$12,118	$11,450	$11,048	$10,504
11/30/19	$12,156	$11,444	$11,049	$10,519
12/31/19	$12,190	$11,436	$11,061	$10,534
1/31/20	$12,248	$11,656	$11,171	$10,548
2/29/20	$12,277	$11,866	$11,271	$10,562
3/31/20	$11,604	$11,796	$11,037	$10,575
4/30/20	$11,827	$12,006	$11,185	$10,584
5/31/20	$11,973	$12,062	$11,307	$10,588
6/30/20	$12,077	$12,137	$11,428	$10,589
7/31/20	$12,175	$12,319	$11,476	$10,591
8/31/20	$12,282	$12,219	$11,504	$10,592
9/30/20	$12,334	$12,213	$11,519	$10,593
10/31/20	$12,373	$12,158	$11,520	$10,594
11/30/20	$12,442	$12,277	$11,538	$10,595
12/31/20	$12,517	$12,294	$11,560	$10,595
1/31/21	$12,628	$12,206	$11,577	$10,596
2/28/21	$12,678	$12,030	$11,561	$10,597
3/31/21	$12,688	$11,880	$11,542	$10,597
4/30/21	$12,728	$11,974	$11,558	$10,598
5/31/21	$12,728	$12,013	$11,584	$10,598
6/30/21	$12,740	$12,097	$11,581	$10,598
7/31/21	$12,781	$12,232	$11,605	$10,598
8/31/21	$12,811	$12,209	$11,604	$10,599
9/30/21	$12,869	$12,103	$11,587	$10,599
10/31/21	$12,869	$12,100	$11,547	$10,599
11/30/21	$12,849	$12,136	$11,540	$10,600
12/31/21	$12,871	$12,105	$11,521	$10,600
1/31/22	$12,850	$11,844	$11,456	$10,601
2/28/22	$12,757	$11,712	$11,384	$10,602
3/31/22	$12,591	$11,386	$11,189	$10,603
4/30/22	$12,498	$10,954	$11,104	$10,606
5/31/22	$12,446	$11,025	$11,138	$10,611
6/30/22	$12,309	$10,852	$11,087	$10,619
7/31/22	$12,403	$11,117	$11,140	$10,630
8/31/22	$12,382	$10,803	$11,067	$10,645
9/30/22	$12,170	$10,336	$10,938	$10,666
10/31/22	$12,055	$10,202	$10,846	$10,693
11/30/22	$12,139	$10,578	$10,954	$10,723
12/31/22	$12,270	$10,530	$11,026	$10,759
1/31/23	$12,497	$10,854	$11,182	$10,799
2/28/23	$12,486	$10,573	$11,087	$10,837
3/31/23	$12,447	$10,842	$11,231	$10,880
4/30/23	$12,523	$10,908	$11,287	$10,923
5/31/23	$12,577	$10,789	$11,249	$10,970
6/30/23	$12,632	$10,750	$11,218	$11,016
7/31/23	$12,720	$10,743	$11,265	$11,067
8/31/23	$12,742	$10,674	$11,294	$11,118
9/30/23	$12,712	$10,403	$11,245	$11,168
10/31/23	$12,612	$10,239	$11,227	$11,221
11/30/23	$12,844	$10,702	$11,419	$11,272
12/31/23	$13,074	$11,112	$11,637	$11,325
1/31/24	$13,176	$11,082	$11,691	$11,378
2/29/24	$13,188	$10,925	$11,658	$11,428
3/31/24	$13,327	$11,026	$11,716	$11,480
4/30/24	$13,281	$10,747	$11,644	$11,532
5/31/24	$13,407	$10,930	$11,752	$11,586
6/30/24	$13,477	$11,033	$11,830	$11,638
7/31/24	$13,674	$11,291	$11,992	$11,692
8/31/24	$13,801	$11,453	$12,108	$11,746
9/30/24	$13,912	$11,606	$12,227	$11,797
10/31/24	$13,865	$11,319	$12,141	$11,848
11/30/24	$14,018	$11,438	$12,227	$11,895
12/31/24	$14,039	$11,251	$12,220	$11,942
1/31/25	$14,148	$11,311	$12,260	$11,988
2/28/25	$14,293	$11,560	$12,379	$12,029
3/31/25	$14,350	$11,564	$12,407	$12,074

Average Annual Return [Table Text Block]
Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO ABS and Short-Term Investments Portfolio	7.68%	4.34%	3.68%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg Asset-Backed Securities Index	5.90%	2.37%	2.18%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 7,419,457,000
Holdings Count | Holding	2,131
Advisory Fees Paid, Amount	$ 1,328,000
InvestmentCompanyPortfolioTurnover	683.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,419,457
# of Portfolio Holdings	2,131
Portfolio Turnover Rate	683%
Total Net Advisory Fees Paid During the Reporting Period	$1,328
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	63.2%
Asset-Backed Securities	59.3%
Non-Agency Mortgage-Backed Securities	24.1%
U.S. Treasury Obligations	1.2%
Corporate Bonds & Notes	0.2%
Short-Term Instruments	0.2%
Affiliated Investments	9.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(57.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.12% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.12% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000027276
Shareholder Report [Line Items]
Fund Name	PIMCO EM Bond and Short-Term Investments Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO EM Bond and Short-Term Investments Portfolio (the "Portfolio") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO EM Bond and Short-Term Investments Portfolio	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Within local debt, long exposure to the Turkish lira contributed to absolute performance, as the currency was supported by a positive carry.

  Within local debt, long exposure to the South African rand contributed to absolute performance, as the currency appreciated.

  Within local debt, long exposure to the Mexican peso detracted from absolute performance, as the currency depreciated.

  Within local debt, long exposure to Brazilian local duration detracted from absolute performance, as local rates rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	PIMCO EM Bond and Short-Term Investments Portfolio	Bloomberg Global Aggregate (USD Hedged) Index	Custom JPM ELMI + Benchmark	FTSE 3-Month Treasury Bill Index
3/31/15	$10,000	$10,000	$10,000	$10,000
4/30/15	$10,143	$9,944	$10,458	$10,000
5/31/15	$10,184	$9,903	$10,277	$10,000
6/30/15	$10,096	$9,780	$10,212	$10,000
7/31/15	$10,138	$9,877	$9,883	$10,001
8/31/15	$10,075	$9,851	$9,461	$10,001
9/30/15	$9,787	$9,909	$9,341	$10,001
10/31/15	$10,093	$9,941	$9,572	$10,001
11/30/15	$10,103	$9,946	$9,472	$10,002
12/31/15	$9,939	$9,919	$9,330	$10,002
1/31/16	$10,168	$10,064	$9,268	$10,004
2/29/16	$10,179	$10,161	$9,334	$10,005
3/31/16	$10,671	$10,244	$10,019	$10,008
4/30/16	$10,854	$10,262	$10,119	$10,010
5/31/16	$10,808	$10,305	$9,854	$10,012
6/30/16	$11,003	$10,501	$10,201	$10,014
7/31/16	$10,946	$10,564	$10,185	$10,016
8/31/16	$11,094	$10,559	$10,232	$10,019
9/30/16	$11,106	$10,557	$10,272	$10,021
10/31/16	$11,300	$10,455	$10,238	$10,024
11/30/16	$11,323	$10,282	$9,880	$10,026
12/31/16	$11,511	$10,311	$10,018	$10,029
1/31/17	$11,316	$10,273	$10,205	$10,033
2/28/17	$11,328	$10,361	$10,348	$10,037
3/31/17	$11,316	$10,356	$10,476	$10,042
4/30/17	$11,396	$10,426	$10,521	$10,047
5/31/17	$11,350	$10,487	$10,642	$10,053
6/30/17	$11,454	$10,458	$10,580	$10,060
7/31/17	$11,499	$10,492	$10,759	$10,068
8/31/17	$11,557	$10,588	$10,855	$10,077
9/30/17	$11,728	$10,539	$10,867	$10,086
10/31/17	$11,511	$10,583	$10,778	$10,095
11/30/17	$11,511	$10,600	$10,970	$10,104
12/31/17	$11,630	$10,624	$11,064	$10,114
1/31/18	$11,860	$10,548	$11,354	$10,125
2/28/18	$11,986	$10,524	$11,245	$10,136
3/31/18	$11,979	$10,611	$11,277	$10,149
4/30/18	$11,875	$10,572	$11,025	$10,163
5/31/18	$11,460	$10,611	$10,806	$10,178
6/30/18	$11,252	$10,631	$10,648	$10,193
7/31/18	$11,648	$10,634	$10,746	$10,210
8/31/18	$10,845	$10,667	$10,402	$10,227
9/30/18	$11,183	$10,626	$10,523	$10,244
10/31/18	$11,718	$10,605	$10,543	$10,263
11/30/18	$11,764	$10,657	$10,622	$10,282
12/31/18	$11,742	$10,811	$10,651	$10,302
1/31/19	$11,976	$10,925	$10,983	$10,323
2/28/19	$12,026	$10,938	$10,949	$10,342
3/31/19	$12,038	$11,134	$10,868	$10,364
4/30/19	$12,088	$11,141	$10,887	$10,385
5/31/19	$12,112	$11,301	$10,846	$10,406
6/30/19	$12,285	$11,460	$11,124	$10,427
7/31/19	$12,347	$11,550	$11,158	$10,448
8/31/19	$12,162	$11,812	$10,784	$10,468
9/30/19	$12,297	$11,757	$10,898	$10,486
10/31/19	$12,260	$11,737	$11,127	$10,504
11/30/19	$12,260	$11,723	$11,042	$10,519
12/31/19	$12,305	$11,699	$11,329	$10,534
1/31/20	$12,305	$11,910	$11,146	$10,548
2/29/20	$12,181	$12,056	$10,865	$10,562
3/31/20	$11,419	$11,868	$10,260	$10,575
4/30/20	$11,618	$12,060	$10,386	$10,584
5/31/20	$11,953	$12,095	$10,498	$10,588
6/30/20	$12,090	$12,155	$10,577	$10,589
7/31/20	$12,264	$12,288	$10,738	$10,591
8/31/20	$12,289	$12,199	$10,776	$10,592
9/30/20	$12,252	$12,243	$10,652	$10,593
10/31/20	$12,289	$12,244	$10,634	$10,594
11/30/20	$12,588	$12,314	$10,986	$10,595
12/31/20	$12,872	$12,352	$11,214	$10,595
1/31/21	$12,723	$12,286	$11,103	$10,596
2/28/21	$12,437	$12,095	$11,050	$10,597
3/31/21	$12,349	$12,047	$10,917	$10,597
4/30/21	$12,486	$12,078	$11,097	$10,598
5/31/21	$12,698	$12,105	$11,276	$10,598
6/30/21	$12,766	$12,164	$11,223	$10,598
7/31/21	$12,616	$12,316	$11,125	$10,598
8/31/21	$12,578	$12,291	$11,215	$10,599
9/30/21	$12,281	$12,175	$11,021	$10,599
10/31/21	$12,293	$12,143	$11,080	$10,599
11/30/21	$12,242	$12,230	$10,865	$10,600
12/31/21	$12,317	$12,180	$10,979	$10,600
1/31/22	$12,175	$11,989	$11,020	$10,601
2/28/22	$11,866	$11,829	$10,635	$10,602
3/31/22	$11,860	$11,574	$9,463	$10,603
4/30/22	$11,471	$11,263	$9,204	$10,606
5/31/22	$11,588	$11,248	$9,311	$10,611
6/30/22	$11,223	$11,077	$9,035	$10,619
7/31/22	$11,484	$11,359	$9,005	$10,630
8/31/22	$11,510	$11,063	$8,988	$10,645
9/30/22	$11,210	$10,707	$8,708	$10,666
10/31/22	$11,290	$10,671	$8,786	$10,693
11/30/22	$11,488	$10,943	$9,148	$10,723
12/31/22	$11,533	$10,814	$9,322	$10,759
1/31/23	$11,725	$11,063	$9,605	$10,799
2/28/23	$11,547	$10,886	$9,408	$10,837
3/31/23	$11,837	$11,128	$9,618	$10,880
4/30/23	$11,892	$11,185	$9,641	$10,923
5/31/23	$11,864	$11,141	$9,529	$10,970
6/30/23	$12,087	$11,134	$9,685	$11,016
7/31/23	$12,240	$11,138	$9,884	$11,067
8/31/23	$12,226	$11,124	$9,706	$11,118
9/30/23	$12,033	$10,932	$9,617	$11,168
10/31/23	$12,004	$10,854	$9,612	$11,221
11/30/23	$12,243	$11,228	$9,920	$11,272
12/31/23	$12,596	$11,586	$10,087	$11,325
1/31/24	$12,582	$11,564	$9,937	$11,378
2/29/24	$12,668	$11,484	$9,962	$11,428
3/31/24	$12,877	$11,588	$9,968	$11,480
4/30/24	$12,746	$11,401	$9,867	$11,532
5/31/24	$13,037	$11,502	$9,957	$11,586
6/30/24	$12,950	$11,602	$9,861	$11,638
7/31/24	$13,066	$11,826	$9,958	$11,692
8/31/24	$12,935	$11,956	$10,241	$11,746
9/30/24	$13,167	$12,094	$10,490	$11,797
10/31/24	$13,298	$11,931	$10,159	$11,848
11/30/24	$13,573	$12,072	$10,054	$11,895
12/31/24	$13,537	$11,980	$9,928	$11,942
1/31/25	$13,829	$12,026	$10,109	$11,988
2/28/25	$14,092	$12,171	$10,153	$12,029
3/31/25	$14,231	$12,120	$10,297	$12,074

Average Annual Return [Table Text Block]
Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO EM Bond and Short-Term Investments Portfolio	10.52%	4.50%	3.59%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
Custom JPM ELMI + Benchmark	3.30%	0.07%	0.29%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 432,926,000
Holdings Count | Holding	682
Advisory Fees Paid, Amount	$ 87,000
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$432,926
# of Portfolio Holdings	682
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid During the Reporting Period	$87
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

South Africa	12.2%
Mexico	11.5%
Saudi Arabia	9.7%
Peru	9.6%
Colombia	7.2%
Brazil	6.3%
United States	5.3%
Luxembourg	5.2%
Qatar	4.3%
Romania	4.3%
Other Countries	20.2%
Short-Term Instruments	2.1%
Affiliated Investments	4.5%
Financial Derivative Instruments	0.8%
Other Assets and Liabilities, Net	(3.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.08% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.08% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000027278
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield and Short-Term Investments Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO High Yield and Short-Term Investments Portfolio (the "Portfolio") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO High Yield and Short-Term Investments Portfolio	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the cable and satellite sector, specifically exposure to restructure equity of a satellite operator, contributed to performance, as prices rose.

  Security selection within the transportation sector, specifically overweight exposure to a domestic low-cost airline carrier, contributed to performance, as spreads tightened amid a debt restructuring.

  Security selection within the finance and brokerage sector, specifically overweight exposure to a private mortgage originator, contributed to performance, as spreads tightened.

  Underweight exposure to the wirelines sector detracted from performance, as the sector outperformed.

  Security selection within the automotive sector, specifically overweight exposure to a European auto parts manufacturer, detracted from performance, as spreads widened.

  Underweight exposure to front-end interest rates detracted from performance, as interest rates fell.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	PIMCO High Yield and Short-Term Investments Portfolio	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated Index	FTSE 3-Month Treasury Bill Index
3/31/15	$10,000	$10,000	$10,000	$10,000
4/30/15	$10,227	$9,964	$10,111	$10,000
5/31/15	$10,320	$9,940	$10,147	$10,000
6/30/15	$10,189	$9,832	$10,001	$10,000
7/31/15	$10,203	$9,900	$9,969	$10,001
8/31/15	$10,053	$9,886	$9,814	$10,001
9/30/15	$9,846	$9,953	$9,570	$10,001
10/31/15	$10,150	$9,954	$9,857	$10,001
11/30/15	$10,053	$9,928	$9,675	$10,002
12/31/15	$9,893	$9,896	$9,461	$10,002
1/31/16	$9,823	$10,032	$9,343	$10,004
2/29/16	$9,809	$10,103	$9,420	$10,005
3/31/16	$10,172	$10,196	$9,758	$10,008
4/30/16	$10,725	$10,235	$10,085	$10,010
5/31/16	$10,914	$10,238	$10,118	$10,012
6/30/16	$11,084	$10,422	$10,208	$10,014
7/31/16	$11,352	$10,488	$10,457	$10,016
8/31/16	$11,605	$10,476	$10,668	$10,019
9/30/16	$11,729	$10,470	$10,719	$10,021
10/31/16	$11,759	$10,389	$10,733	$10,024
11/30/16	$11,699	$10,144	$10,677	$10,026
12/31/16	$11,888	$10,158	$10,856	$10,029
1/31/17	$12,121	$10,178	$10,980	$10,033
2/28/17	$12,323	$10,246	$11,121	$10,037
3/31/17	$12,338	$10,241	$11,105	$10,042
4/30/17	$12,559	$10,320	$11,241	$10,047
5/31/17	$12,764	$10,399	$11,334	$10,053
6/30/17	$12,792	$10,389	$11,351	$10,060
7/31/17	$12,937	$10,434	$11,470	$10,068
8/31/17	$13,017	$10,527	$11,482	$10,077
9/30/17	$13,104	$10,477	$11,571	$10,086
10/31/17	$13,202	$10,483	$11,621	$10,095
11/30/17	$13,251	$10,470	$11,590	$10,104
12/31/17	$13,330	$10,518	$11,613	$10,114
1/31/18	$13,330	$10,397	$11,663	$10,125
2/28/18	$13,164	$10,298	$11,548	$10,136
3/31/18	$13,129	$10,364	$11,483	$10,149
4/30/18	$13,163	$10,287	$11,548	$10,163
5/31/18	$13,231	$10,360	$11,532	$10,178
6/30/18	$13,301	$10,348	$11,559	$10,193
7/31/18	$13,422	$10,350	$11,683	$10,210
8/31/18	$13,559	$10,417	$11,774	$10,227
9/30/18	$13,669	$10,350	$11,834	$10,244
10/31/18	$13,494	$10,268	$11,661	$10,263
11/30/18	$13,371	$10,329	$11,597	$10,282
12/31/18	$13,196	$10,519	$11,378	$10,302
1/31/19	$13,745	$10,631	$11,881	$10,323
2/28/19	$13,940	$10,625	$12,077	$10,342
3/31/19	$14,060	$10,829	$12,212	$10,364
4/30/19	$14,296	$10,831	$12,368	$10,385
5/31/19	$14,278	$11,024	$12,239	$10,406
6/30/19	$14,587	$11,162	$12,556	$10,427
7/31/19	$14,347	$11,187	$12,630	$10,448
8/31/19	$14,439	$11,476	$12,723	$10,468
9/30/19	$14,391	$11,415	$12,767	$10,486
10/31/19	$14,391	$11,450	$12,809	$10,504
11/30/19	$14,429	$11,444	$12,887	$10,519
12/31/19	$14,738	$11,436	$13,096	$10,534
1/31/20	$14,854	$11,656	$13,105	$10,548
2/29/20	$14,660	$11,866	$12,916	$10,562
3/31/20	$13,489	$11,796	$11,540	$10,575
4/30/20	$13,907	$12,006	$12,022	$10,584
5/31/20	$14,386	$12,062	$12,552	$10,588
6/30/20	$14,593	$12,137	$12,639	$10,589
7/31/20	$15,038	$12,319	$13,252	$10,591
8/31/20	$15,260	$12,219	$13,350	$10,592
9/30/20	$15,212	$12,213	$13,186	$10,593
10/31/20	$15,335	$12,158	$13,250	$10,594
11/30/20	$15,807	$12,277	$13,720	$10,595
12/31/20	$16,044	$12,294	$13,941	$10,595
1/31/21	$16,086	$12,206	$13,956	$10,596
2/28/21	$16,148	$12,030	$13,980	$10,597
3/31/21	$16,109	$11,880	$13,984	$10,597
4/30/21	$16,279	$11,974	$14,133	$10,598
5/31/21	$16,385	$12,013	$14,164	$10,598
6/30/21	$16,833	$12,097	$14,347	$10,598
7/31/21	$16,940	$12,232	$14,411	$10,598
8/31/21	$18,179	$12,209	$14,488	$10,599
9/30/21	$18,356	$12,103	$14,481	$10,599
10/31/21	$18,226	$12,100	$14,458	$10,599
11/30/21	$18,053	$12,136	$14,317	$10,600
12/31/21	$18,468	$12,105	$14,591	$10,600
1/31/22	$18,029	$11,844	$14,175	$10,601
2/28/22	$17,699	$11,712	$14,048	$10,602
3/31/22	$17,464	$11,386	$13,919	$10,603
4/30/22	$16,795	$10,954	$13,420	$10,606
5/31/22	$16,527	$11,025	$13,509	$10,611
6/30/22	$15,795	$10,852	$12,598	$10,619
7/31/22	$16,317	$11,117	$13,374	$10,630
8/31/22	$16,067	$10,803	$13,009	$10,645
9/30/22	$15,434	$10,336	$12,503	$10,666
10/31/22	$15,665	$10,202	$12,876	$10,693
11/30/22	$16,290	$10,578	$13,144	$10,723
12/31/22	$16,346	$10,530	$13,044	$10,759
1/31/23	$17,067	$10,854	$13,516	$10,799
2/28/23	$16,834	$10,573	$13,316	$10,837
3/31/23	$16,584	$10,842	$13,509	$10,880
4/30/23	$16,704	$10,908	$13,623	$10,923
5/31/23	$16,463	$10,789	$13,489	$10,970
6/30/23	$16,740	$10,750	$13,678	$11,016
7/31/23	$17,009	$10,743	$13,855	$11,067
8/31/23	$17,034	$10,674	$13,881	$11,118
9/30/23	$16,876	$10,403	$13,710	$11,168
10/31/23	$16,703	$10,239	$13,578	$11,221
11/30/23	$17,446	$10,702	$14,199	$11,272
12/31/23	$18,062	$11,112	$14,684	$11,325
1/31/24	$18,036	$11,082	$14,694	$11,378
2/29/24	$18,011	$10,925	$14,700	$11,428
3/31/24	$18,255	$11,026	$14,873	$11,480
4/30/24	$18,071	$10,747	$14,736	$11,532
5/31/24	$18,307	$10,930	$14,901	$11,586
6/30/24	$18,529	$11,033	$15,052	$11,638
7/31/24	$18,903	$11,291	$15,304	$11,692
8/31/24	$19,197	$11,453	$15,539	$11,746
9/30/24	$19,460	$11,606	$15,714	$11,797
10/31/24	$19,460	$11,319	$15,601	$11,848
11/30/24	$19,623	$11,438	$15,769	$11,895
12/31/24	$19,552	$11,251	$15,688	$11,942
1/31/25	$19,854	$11,311	$15,898	$11,988
2/28/25	$20,018	$11,560	$16,006	$12,029
3/31/25	$19,807	$11,564	$15,869	$12,074

Average Annual Return [Table Text Block]
Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO High Yield and Short-Term Investments Portfolio	8.50%	7.99%	7.07%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA U.S. High Yield, BB-B Rated Index	6.70%	6.58%	4.73%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 142,730,000
Holdings Count | Holding	542
Advisory Fees Paid, Amount	$ 30,000
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$142,730
# of Portfolio Holdings	542
Portfolio Turnover Rate	61%
Total Net Advisory Fees Paid During the Reporting Period	$30
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	83.4%
Loan Participations and Assignments	7.9%
Common Stocks	5.6%
U.S. Treasury Obligations	3.8%
Warrants	0.2%
Preferred Securities	0.2%
Other Investments	0.1%
Short-Term Instruments	0.2%
Affiliated Investments	1.7%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(3.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026518
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Fund (U.S. Dollar-Hedged)
Class Name	Class A
Trading Symbol	PFOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	0.97%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the euro bloc, primarily underweight exposure to the long end of the yield curve, contributed to relative performance, as yields rose.

  Long exposure to select emerging markets currencies in the Middle East, Eastern Europe, and Africa contributed to relative performance, particularly the Turkish lira, as local yields remained elevated.

  Long exposure to senior securitized credit, particularly U.S. non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance, as spreads tightened.

  Underweight exposure to duration in China detracted from relative performance, as yields fell.

  Positioning within developed market currencies, notably short exposure to the euro, detracted from relative performance, as the currency appreciated against the U.S. dollar, particularly during the third quarter of 2024.

  Underweight exposure to duration in Thailand detracted from relative performance, as yields fell.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
3/31/15	$9,625	$10,000
4/30/15	$9,513	$9,924
5/31/15	$9,395	$9,868
6/30/15	$9,231	$9,733
7/31/15	$9,396	$9,855
8/31/15	$9,312	$9,820
9/30/15	$9,341	$9,877
10/31/15	$9,413	$9,929
11/30/15	$9,458	$9,959
12/31/15	$9,392	$9,936
1/31/16	$9,490	$10,093
2/29/16	$9,531	$10,213
3/31/16	$9,643	$10,285
4/30/16	$9,674	$10,283
5/31/16	$9,726	$10,357
6/30/16	$9,947	$10,565
7/31/16	$10,044	$10,623
8/31/16	$10,073	$10,619
9/30/16	$10,108	$10,621
10/31/16	$10,028	$10,498
11/30/16	$9,939	$10,384
12/31/16	$10,012	$10,423
1/31/17	$9,932	$10,333
2/28/17	$10,069	$10,436
3/31/17	$10,066	$10,429
4/30/17	$10,091	$10,492
5/31/17	$10,135	$10,536
6/30/17	$10,104	$10,490
7/31/17	$10,149	$10,514
8/31/17	$10,253	$10,611
9/30/17	$10,231	$10,562
10/31/17	$10,307	$10,635
11/30/17	$10,343	$10,676
12/31/17	$10,323	$10,681
1/31/18	$10,339	$10,639
2/28/18	$10,357	$10,673
3/31/18	$10,455	$10,782
4/30/18	$10,437	$10,771
5/31/18	$10,457	$10,786
6/30/18	$10,500	$10,833
7/31/18	$10,503	$10,832
8/31/18	$10,508	$10,837
9/30/18	$10,490	$10,815
10/31/18	$10,512	$10,846
11/30/18	$10,507	$10,893
12/31/18	$10,553	$11,020
1/31/19	$10,695	$11,132
2/28/19	$10,720	$11,157
3/31/19	$10,856	$11,346
4/30/19	$10,873	$11,351
5/31/19	$10,982	$11,487
6/30/19	$11,142	$11,657
7/31/19	$11,250	$11,800
8/31/19	$11,418	$12,037
9/30/19	$11,362	$11,987
10/31/19	$11,314	$11,918
11/30/19	$11,270	$11,896
12/31/19	$11,282	$11,854
1/31/20	$11,455	$12,058
2/29/20	$11,479	$12,154
3/31/20	$11,053	$11,914
4/30/20	$11,289	$12,083
5/31/20	$11,375	$12,085
6/30/20	$11,460	$12,124
7/31/20	$11,600	$12,211
8/31/20	$11,605	$12,124
9/30/20	$11,694	$12,206
10/31/20	$11,772	$12,244
11/30/20	$11,837	$12,272
12/31/20	$11,928	$12,321
1/31/21	$11,917	$12,267
2/28/21	$11,745	$12,064
3/31/21	$11,756	$12,087
4/30/21	$11,749	$12,075
5/31/21	$11,759	$12,090
6/30/21	$11,759	$12,130
7/31/21	$11,878	$12,294
8/31/21	$11,845	$12,264
9/30/21	$11,735	$12,140
10/31/21	$11,657	$12,089
11/30/21	$11,731	$12,215
12/31/21	$11,682	$12,149
1/31/22	$11,594	$12,014
2/28/22	$11,398	$11,851
3/31/22	$11,236	$11,657
4/30/22	$11,010	$11,438
5/31/22	$10,902	$11,354
6/30/22	$10,676	$11,190
7/31/22	$10,956	$11,491
8/31/22	$10,699	$11,199
9/30/22	$10,409	$10,943
10/31/22	$10,484	$10,998
11/30/22	$10,656	$11,170
12/31/22	$10,490	$10,963
1/31/23	$10,722	$11,149
2/28/23	$10,626	$11,054
3/31/23	$10,779	$11,276
4/30/23	$10,810	$11,323
5/31/23	$10,810	$11,340
6/30/23	$10,842	$11,359
7/31/23	$10,876	$11,367
8/31/23	$10,901	$11,399
9/30/23	$10,806	$11,270
10/31/23	$10,784	$11,267
11/30/23	$11,075	$11,560
12/31/23	$11,440	$11,874
1/31/24	$11,415	$11,856
2/29/24	$11,412	$11,839
3/31/24	$11,566	$11,943
4/30/24	$11,464	$11,833
5/31/24	$11,507	$11,860
6/30/24	$11,573	$11,957
7/31/24	$11,733	$12,151
8/31/24	$11,774	$12,248
9/30/24	$11,921	$12,373
10/31/24	$11,819	$12,312
11/30/24	$12,027	$12,475
12/31/24	$12,041	$12,465
1/31/25	$12,105	$12,497
2/28/25	$12,141	$12,545
3/31/25	$12,061	$12,444

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	4.28%	1.76%	2.28%
Class A (including sales charge)	0.37%	0.99%	1.89%
Bloomberg Global Aggregate ex-USD (USD Hedged) Index	4.19%	0.87%	2.21%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 15,150,189,000
Holdings Count | Holding	2,083
Advisory Fees Paid, Amount	$ 37,958,000
InvestmentCompanyPortfolioTurnover	699.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$15,150,189
# of Portfolio Holdings	2,083
Portfolio Turnover Rate	699%
Total Net Advisory Fees Paid During the Reporting Period	$37,958
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	76.8%
Japan	8.3%
Canada	6.7%
Spain	6.1%
France	5.7%
United Kingdom	4.3%
Denmark	2.9%
Ireland	2.6%
Cayman Islands	2.5%
Australia	2.3%
Other Countries	18.4%
Short-Term Instruments	0.2%
Affiliated Investments	4.9%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(41.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.18% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.18% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026517
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Fund (U.S. Dollar-Hedged)
Class Name	Administrative Class
Trading Symbol	PFRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$84	0.82%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the euro bloc, primarily underweight exposure to the long end of the yield curve, contributed to relative performance, as yields rose.

  Long exposure to select emerging markets currencies in the Middle East, Eastern Europe, and Africa contributed to relative performance, particularly the Turkish lira, as local yields remained elevated.

  Long exposure to senior securitized credit, particularly U.S. non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance, as spreads tightened.

  Underweight exposure to duration in China detracted from relative performance, as yields fell.

  Positioning within developed market currencies, notably short exposure to the euro, detracted from relative performance, as the currency appreciated against the U.S. dollar, particularly during the third quarter of 2024.

  Underweight exposure to duration in Thailand detracted from relative performance, as yields fell.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$988,476	$992,358
5/31/15	$976,315	$986,756
6/30/15	$959,442	$973,331
7/31/15	$976,689	$985,467
8/31/15	$968,096	$982,036
9/30/15	$971,186	$987,706
10/31/15	$978,794	$992,904
11/30/15	$983,589	$995,886
12/31/15	$976,924	$993,627
1/31/16	$987,254	$1,009,345
2/29/16	$991,576	$1,021,256
3/31/16	$1,003,384	$1,028,516
4/30/16	$1,006,698	$1,028,260
5/31/16	$1,012,257	$1,035,728
6/30/16	$1,035,357	$1,056,494
7/31/16	$1,045,644	$1,062,283
8/31/16	$1,048,748	$1,061,874
9/30/16	$1,052,565	$1,062,067
10/31/16	$1,044,361	$1,049,820
11/30/16	$1,035,174	$1,038,388
12/31/16	$1,042,992	$1,042,276
1/31/17	$1,034,758	$1,033,340
2/28/17	$1,049,176	$1,043,552
3/31/17	$1,048,953	$1,042,900
4/30/17	$1,051,687	$1,049,165
5/31/17	$1,056,409	$1,053,640
6/30/17	$1,053,318	$1,049,008
7/31/17	$1,058,148	$1,051,403
8/31/17	$1,069,117	$1,061,145
9/30/17	$1,066,974	$1,056,177
10/31/17	$1,074,998	$1,063,529
11/30/17	$1,078,890	$1,067,641
12/31/17	$1,077,006	$1,068,144
1/31/18	$1,078,791	$1,063,886
2/28/18	$1,080,772	$1,067,315
3/31/18	$1,091,125	$1,078,152
4/30/18	$1,089,347	$1,077,101
5/31/18	$1,091,660	$1,078,647
6/30/18	$1,096,231	$1,083,308
7/31/18	$1,096,720	$1,083,162
8/31/18	$1,097,338	$1,083,734
9/30/18	$1,095,618	$1,081,513
10/31/18	$1,098,093	$1,084,606
11/30/18	$1,097,707	$1,089,333
12/31/18	$1,102,584	$1,101,988
1/31/19	$1,117,643	$1,113,190
2/28/19	$1,120,323	$1,115,669
3/31/19	$1,134,689	$1,134,592
4/30/19	$1,136,639	$1,135,073
5/31/19	$1,148,201	$1,148,673
6/30/19	$1,165,014	$1,165,742
7/31/19	$1,176,458	$1,179,977
8/31/19	$1,194,234	$1,203,729
9/30/19	$1,188,431	$1,198,738
10/31/19	$1,183,613	$1,191,805
11/30/19	$1,179,097	$1,189,563
12/31/19	$1,180,502	$1,185,424
1/31/20	$1,198,836	$1,205,752
2/29/20	$1,201,487	$1,215,388
3/31/20	$1,157,019	$1,191,418
4/30/20	$1,181,885	$1,208,290
5/31/20	$1,191,069	$1,208,536
6/30/20	$1,200,042	$1,212,396
7/31/20	$1,214,880	$1,221,103
8/31/20	$1,215,540	$1,212,397
9/30/20	$1,224,982	$1,220,602
10/31/20	$1,233,359	$1,224,352
11/30/20	$1,240,373	$1,227,197
12/31/20	$1,250,018	$1,232,127
1/31/21	$1,249,064	$1,226,715
2/28/21	$1,231,137	$1,206,394
3/31/21	$1,232,478	$1,208,737
4/30/21	$1,231,832	$1,207,460
5/31/21	$1,233,099	$1,209,017
6/30/21	$1,233,221	$1,212,958
7/31/21	$1,245,906	$1,229,373
8/31/21	$1,242,578	$1,226,417
9/30/21	$1,231,132	$1,214,035
10/31/21	$1,223,158	$1,208,876
11/30/21	$1,231,061	$1,221,526
12/31/21	$1,226,119	$1,214,890
1/31/22	$1,217,047	$1,201,381
2/28/22	$1,196,607	$1,185,079
3/31/22	$1,179,711	$1,165,686
4/30/22	$1,156,111	$1,143,768
5/31/22	$1,144,973	$1,135,370
6/30/22	$1,121,301	$1,118,963
7/31/22	$1,150,906	$1,149,081
8/31/22	$1,124,055	$1,119,923
9/30/22	$1,093,739	$1,094,279
10/31/22	$1,101,709	$1,099,795
11/30/22	$1,119,978	$1,117,004
12/31/22	$1,102,683	$1,096,275
1/31/23	$1,127,196	$1,114,854
2/28/23	$1,117,243	$1,105,427
3/31/23	$1,133,423	$1,127,616
4/30/23	$1,136,812	$1,132,344
5/31/23	$1,137,003	$1,134,023
6/30/23	$1,140,470	$1,135,884
7/31/23	$1,144,167	$1,136,737
8/31/23	$1,147,021	$1,139,906
9/30/23	$1,137,069	$1,127,017
10/31/23	$1,134,992	$1,126,689
11/30/23	$1,165,662	$1,155,972
12/31/23	$1,204,296	$1,187,439
1/31/24	$1,201,787	$1,185,639
2/29/24	$1,201,637	$1,183,903
3/31/24	$1,218,033	$1,194,340
4/30/24	$1,207,440	$1,183,323
5/31/24	$1,212,141	$1,185,969
6/30/24	$1,219,164	$1,195,652
7/31/24	$1,236,188	$1,215,082
8/31/24	$1,240,709	$1,224,809
9/30/24	$1,256,361	$1,237,289
10/31/24	$1,245,756	$1,231,192
11/30/24	$1,267,856	$1,247,450
12/31/24	$1,269,474	$1,246,471
1/31/25	$1,276,334	$1,249,658
2/28/25	$1,280,280	$1,254,510
3/31/25	$1,272,007	$1,244,356

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	4.43%	1.91%	2.44%
Bloomberg Global Aggregate ex-USD (USD Hedged) Index	4.19%	0.87%	2.21%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 15,150,189,000
Holdings Count | Holding	2,083
Advisory Fees Paid, Amount	$ 37,958,000
InvestmentCompanyPortfolioTurnover	699.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$15,150,189
# of Portfolio Holdings	2,083
Portfolio Turnover Rate	699%
Total Net Advisory Fees Paid During the Reporting Period	$37,958
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	76.8%
Japan	8.3%
Canada	6.7%
Spain	6.1%
France	5.7%
United Kingdom	4.3%
Denmark	2.9%
Ireland	2.6%
Cayman Islands	2.5%
Australia	2.3%
Other Countries	18.4%
Short-Term Instruments	0.2%
Affiliated Investments	4.9%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(41.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.18% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.18% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026520
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Fund (U.S. Dollar-Hedged)
Class Name	Class C
Trading Symbol	PFOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$175	1.72%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the euro bloc, primarily underweight exposure to the long end of the yield curve, contributed to relative performance, as yields rose.

  Long exposure to select emerging markets currencies in the Middle East, Eastern Europe, and Africa contributed to relative performance, particularly the Turkish lira, as local yields remained elevated.

  Long exposure to senior securitized credit, particularly U.S. non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance, as spreads tightened.

  Underweight exposure to duration in China detracted from relative performance, as yields fell.

  Positioning within developed market currencies, notably short exposure to the euro, detracted from relative performance, as the currency appreciated against the U.S. dollar, particularly during the third quarter of 2024.

  Underweight exposure to duration in Thailand detracted from relative performance, as yields fell.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
3/31/15	$10,000	$10,000
4/30/15	$9,876	$9,924
5/31/15	$9,747	$9,868
6/30/15	$9,572	$9,733
7/31/15	$9,736	$9,855
8/31/15	$9,643	$9,820
9/30/15	$9,667	$9,877
10/31/15	$9,735	$9,929
11/30/15	$9,776	$9,959
12/31/15	$9,702	$9,936
1/31/16	$9,800	$10,093
2/29/16	$9,839	$10,213
3/31/16	$9,946	$10,285
4/30/16	$9,968	$10,283
5/31/16	$10,016	$10,357
6/30/16	$10,237	$10,565
7/31/16	$10,331	$10,623
8/31/16	$10,354	$10,619
9/30/16	$10,383	$10,621
10/31/16	$10,295	$10,498
11/30/16	$10,197	$10,384
12/31/16	$10,265	$10,423
1/31/17	$10,177	$10,333
2/28/17	$10,305	$10,436
3/31/17	$10,295	$10,429
4/30/17	$10,324	$10,492
5/31/17	$10,364	$10,536
6/30/17	$10,324	$10,490
7/31/17	$10,364	$10,514
8/31/17	$10,462	$10,611
9/30/17	$10,442	$10,562
10/31/17	$10,501	$10,635
11/30/17	$10,531	$10,676
12/31/17	$10,505	$10,681
1/31/18	$10,515	$10,639
2/28/18	$10,526	$10,673
3/31/18	$10,619	$10,782
4/30/18	$10,594	$10,771
5/31/18	$10,608	$10,786
6/30/18	$10,645	$10,833
7/31/18	$10,641	$10,832
8/31/18	$10,639	$10,837
9/30/18	$10,615	$10,815
10/31/18	$10,631	$10,846
11/30/18	$10,619	$10,893
12/31/18	$10,658	$11,020
1/31/19	$10,796	$11,132
2/28/19	$10,814	$11,157
3/31/19	$10,944	$11,346
4/30/19	$10,955	$11,351
5/31/19	$11,058	$11,487
6/30/19	$11,212	$11,657
7/31/19	$11,314	$11,800
8/31/19	$11,475	$12,037
9/30/19	$11,412	$11,987
10/31/19	$11,357	$11,918
11/30/19	$11,305	$11,896
12/31/19	$11,310	$11,854
1/31/20	$11,476	$12,058
2/29/20	$11,494	$12,154
3/31/20	$11,060	$11,914
4/30/20	$11,290	$12,083
5/31/20	$11,369	$12,085
6/30/20	$11,446	$12,124
7/31/20	$11,578	$12,211
8/31/20	$11,576	$12,124
9/30/20	$11,657	$12,206
10/31/20	$11,728	$12,244
11/30/20	$11,786	$12,272
12/31/20	$11,868	$12,321
1/31/21	$11,851	$12,267
2/28/21	$11,672	$12,064
3/31/21	$11,676	$12,087
4/30/21	$11,661	$12,075
5/31/21	$11,664	$12,090
6/30/21	$11,657	$12,130
7/31/21	$11,768	$12,294
8/31/21	$11,728	$12,264
9/30/21	$11,611	$12,140
10/31/21	$11,527	$12,089
11/30/21	$11,593	$12,215
12/31/21	$11,537	$12,149
1/31/22	$11,443	$12,014
2/28/22	$11,243	$11,851
3/31/22	$11,076	$11,657
4/30/22	$10,846	$11,438
5/31/22	$10,733	$11,354
6/30/22	$10,504	$11,190
7/31/22	$10,773	$11,491
8/31/22	$10,513	$11,199
9/30/22	$10,222	$10,943
10/31/22	$10,289	$10,998
11/30/22	$10,452	$11,170
12/31/22	$10,282	$10,963
1/31/23	$10,503	$11,149
2/28/23	$10,403	$11,054
3/31/23	$10,545	$11,276
4/30/23	$10,569	$11,323
5/31/23	$10,563	$11,340
6/30/23	$10,587	$11,359
7/31/23	$10,614	$11,367
8/31/23	$10,632	$11,399
9/30/23	$10,532	$11,270
10/31/23	$10,505	$11,267
11/30/23	$10,781	$11,560
12/31/23	$11,130	$11,874
1/31/24	$11,098	$11,856
2/29/24	$11,089	$11,839
3/31/24	$11,232	$11,943
4/30/24	$11,126	$11,833
5/31/24	$11,160	$11,860
6/30/24	$11,217	$11,957
7/31/24	$11,365	$12,151
8/31/24	$11,397	$12,248
9/30/24	$11,533	$12,373
10/31/24	$11,427	$12,312
11/30/24	$11,621	$12,475
12/31/24	$11,627	$12,465
1/31/25	$11,680	$12,497
2/28/25	$11,708	$12,545
3/31/25	$11,625	$12,444

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	3.50%	1.00%	1.52%
Class C (including sales charge)	2.50%	1.00%	1.52%
Bloomberg Global Aggregate ex-USD (USD Hedged) Index	4.19%	0.87%	2.21%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 15,150,189,000
Holdings Count | Holding	2,083
Advisory Fees Paid, Amount	$ 37,958,000
InvestmentCompanyPortfolioTurnover	699.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$15,150,189
# of Portfolio Holdings	2,083
Portfolio Turnover Rate	699%
Total Net Advisory Fees Paid During the Reporting Period	$37,958
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	76.8%
Japan	8.3%
Canada	6.7%
Spain	6.1%
France	5.7%
United Kingdom	4.3%
Denmark	2.9%
Ireland	2.6%
Cayman Islands	2.5%
Australia	2.3%
Other Countries	18.4%
Short-Term Instruments	0.2%
Affiliated Investments	4.9%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(41.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.18% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.18% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000200438
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Fund (U.S. Dollar-Hedged)
Class Name	I-3
Trading Symbol	PFONX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the euro bloc, primarily underweight exposure to the long end of the yield curve, contributed to relative performance, as yields rose.

  Long exposure to select emerging markets currencies in the Middle East, Eastern Europe, and Africa contributed to relative performance, particularly the Turkish lira, as local yields remained elevated.

  Long exposure to senior securitized credit, particularly U.S. non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance, as spreads tightened.

  Underweight exposure to duration in China detracted from relative performance, as yields fell.

  Positioning within developed market currencies, notably short exposure to the euro, detracted from relative performance, as the currency appreciated against the U.S. dollar, particularly during the third quarter of 2024.

  Underweight exposure to duration in Thailand detracted from relative performance, as yields fell.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-3	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$988,560	$992,358
5/31/15	$976,479	$986,756
6/30/15	$959,680	$973,331
7/31/15	$977,025	$985,467
8/31/15	$968,498	$982,036
9/30/15	$971,669	$987,706
10/31/15	$979,368	$992,904
11/30/15	$984,239	$995,886
12/31/15	$977,668	$993,627
1/31/16	$988,068	$1,009,345
2/29/16	$992,471	$1,021,256
3/31/16	$1,004,373	$1,028,516
4/30/16	$1,007,780	$1,028,260
5/31/16	$1,013,424	$1,035,728
6/30/16	$1,036,633	$1,056,494
7/31/16	$1,047,022	$1,062,283
8/31/16	$1,050,219	$1,061,874
9/30/16	$1,054,142	$1,062,067
10/31/16	$1,046,001	$1,049,820
11/30/16	$1,036,884	$1,038,388
12/31/16	$1,044,817	$1,042,276
1/31/17	$1,036,643	$1,033,340
2/28/17	$1,051,166	$1,043,552
3/31/17	$1,051,045	$1,042,900
4/30/17	$1,053,857	$1,049,165
5/31/17	$1,058,679	$1,053,640
6/30/17	$1,055,683	$1,049,008
7/31/17	$1,060,598	$1,051,403
8/31/17	$1,071,682	$1,061,145
9/30/17	$1,069,629	$1,056,177
10/31/17	$1,077,757	$1,063,529
11/30/17	$1,081,748	$1,067,641
12/31/17	$1,079,958	$1,068,144
1/31/18	$1,081,832	$1,063,886
2/28/18	$1,083,901	$1,067,315
3/31/18	$1,094,383	$1,078,152
4/30/18	$1,092,693	$1,077,101
5/31/18	$1,095,107	$1,078,647
6/30/18	$1,099,793	$1,083,308
7/31/18	$1,100,384	$1,083,162
8/31/18	$1,101,115	$1,083,734
9/30/18	$1,099,477	$1,081,513
10/31/18	$1,102,060	$1,084,606
11/30/18	$1,101,779	$1,089,333
12/31/18	$1,106,765	$1,101,988
1/31/19	$1,121,986	$1,113,190
2/28/19	$1,124,768	$1,115,669
3/31/19	$1,139,302	$1,134,592
4/30/19	$1,141,361	$1,135,073
5/31/19	$1,153,079	$1,148,673
6/30/19	$1,170,065	$1,165,742
7/31/19	$1,181,672	$1,179,977
8/31/19	$1,199,642	$1,203,729
9/30/19	$1,193,908	$1,198,738
10/31/19	$1,189,173	$1,191,805
11/30/19	$1,184,739	$1,189,563
12/31/19	$1,186,255	$1,185,424
1/31/20	$1,204,798	$1,205,752
2/29/20	$1,207,558	$1,215,388
3/31/20	$1,162,948	$1,191,418
4/30/20	$1,188,066	$1,208,290
5/31/20	$1,197,408	$1,208,536
6/30/20	$1,206,533	$1,212,396
7/31/20	$1,221,572	$1,221,103
8/31/20	$1,222,329	$1,212,397
9/30/20	$1,231,929	$1,220,602
10/31/20	$1,240,467	$1,224,352
11/30/20	$1,247,624	$1,227,197
12/31/20	$1,257,448	$1,232,127
1/31/21	$1,256,584	$1,226,715
2/28/21	$1,238,631	$1,206,394
3/31/21	$1,240,084	$1,208,737
4/30/21	$1,239,541	$1,207,460
5/31/21	$1,240,917	$1,209,017
6/30/21	$1,241,138	$1,212,958
7/31/21	$1,254,023	$1,229,373
8/31/21	$1,250,772	$1,226,417
9/30/21	$1,239,345	$1,214,035
10/31/21	$1,231,417	$1,208,876
11/30/21	$1,239,477	$1,221,526
12/31/21	$1,234,606	$1,214,890
1/31/22	$1,225,562	$1,201,381
2/28/22	$1,205,069	$1,185,079
3/31/22	$1,188,145	$1,165,686
4/30/22	$1,164,463	$1,143,768
5/31/22	$1,153,335	$1,135,370
6/30/22	$1,129,581	$1,118,963
7/31/22	$1,159,535	$1,149,081
8/31/22	$1,132,545	$1,119,923
9/30/22	$1,102,064	$1,094,279
10/31/22	$1,110,203	$1,099,795
11/30/22	$1,128,722	$1,117,004
12/31/22	$1,111,356	$1,096,275
1/31/23	$1,136,158	$1,114,854
2/28/23	$1,126,199	$1,105,427
3/31/23	$1,142,626	$1,127,616
4/30/23	$1,146,139	$1,132,344
5/31/23	$1,146,428	$1,134,023
6/30/23	$1,150,032	$1,135,884
7/31/23	$1,153,861	$1,136,737
8/31/23	$1,156,857	$1,139,906
9/30/23	$1,146,897	$1,127,017
10/31/23	$1,144,907	$1,126,689
11/30/23	$1,175,976	$1,155,972
12/31/23	$1,215,091	$1,187,439
1/31/24	$1,212,670	$1,185,639
2/29/24	$1,212,625	$1,183,903
3/31/24	$1,229,304	$1,194,340
4/30/24	$1,218,697	$1,183,323
5/31/24	$1,223,546	$1,185,969
6/30/24	$1,230,725	$1,195,652
7/31/24	$1,248,056	$1,215,082
8/31/24	$1,252,745	$1,224,809
9/30/24	$1,268,661	$1,237,289
10/31/24	$1,258,038	$1,231,192
11/30/24	$1,280,509	$1,247,450
12/31/24	$1,282,250	$1,246,471
1/31/25	$1,289,328	$1,249,658
2/28/25	$1,293,419	$1,254,510
3/31/25	$1,285,179	$1,244,356

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-3	4.55%	2.02%	2.54%
Bloomberg Global Aggregate ex-USD (USD Hedged) Index	4.19%	0.87%	2.21%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 15,150,189,000
Holdings Count | Holding	2,083
Advisory Fees Paid, Amount	$ 37,958,000
InvestmentCompanyPortfolioTurnover	699.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$15,150,189
# of Portfolio Holdings	2,083
Portfolio Turnover Rate	699%
Total Net Advisory Fees Paid During the Reporting Period	$37,958
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	76.8%
Japan	8.3%
Canada	6.7%
Spain	6.1%
France	5.7%
United Kingdom	4.3%
Denmark	2.9%
Ireland	2.6%
Cayman Islands	2.5%
Australia	2.3%
Other Countries	18.4%
Short-Term Instruments	0.2%
Affiliated Investments	4.9%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(41.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.18% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.18% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026516
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Fund (U.S. Dollar-Hedged)
Class Name	Institutional Class
Trading Symbol	PFORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the euro bloc, primarily underweight exposure to the long end of the yield curve, contributed to relative performance, as yields rose.

  Long exposure to select emerging markets currencies in the Middle East, Eastern Europe, and Africa contributed to relative performance, particularly the Turkish lira, as local yields remained elevated.

  Long exposure to senior securitized credit, particularly U.S. non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance, as spreads tightened.

  Underweight exposure to duration in China detracted from relative performance, as yields fell.

  Positioning within developed market currencies, notably short exposure to the euro, detracted from relative performance, as the currency appreciated against the U.S. dollar, particularly during the third quarter of 2024.

  Underweight exposure to duration in Thailand detracted from relative performance, as yields fell.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$988,683	$992,358
5/31/15	$976,725	$986,756
6/30/15	$960,039	$973,331
7/31/15	$977,515	$985,467
8/31/15	$969,107	$982,036
9/30/15	$972,400	$987,706
10/31/15	$980,229	$992,904
11/30/15	$985,225	$995,886
12/31/15	$978,772	$993,627
1/31/16	$989,309	$1,009,345
2/29/16	$993,834	$1,021,256
3/31/16	$1,005,880	$1,028,516
4/30/16	$1,009,415	$1,028,260
5/31/16	$1,015,197	$1,035,728
6/30/16	$1,038,573	$1,056,494
7/31/16	$1,049,113	$1,062,283
8/31/16	$1,052,451	$1,061,874
9/30/16	$1,056,511	$1,062,067
10/31/16	$1,048,485	$1,049,820
11/30/16	$1,039,475	$1,038,388
12/31/16	$1,047,560	$1,042,276
1/31/17	$1,039,496	$1,033,340
2/28/17	$1,054,180	$1,043,552
3/31/17	$1,054,193	$1,042,900
4/30/17	$1,057,143	$1,049,165
5/31/17	$1,062,115	$1,053,640
6/30/17	$1,059,240	$1,049,008
7/31/17	$1,064,307	$1,051,403
8/31/17	$1,075,566	$1,061,145
9/30/17	$1,073,638	$1,056,177
10/31/17	$1,081,933	$1,063,529
11/30/17	$1,086,073	$1,067,641
12/31/17	$1,084,414	$1,068,144
1/31/18	$1,086,434	$1,063,886
2/28/18	$1,088,637	$1,067,315
3/31/18	$1,099,305	$1,078,152
4/30/18	$1,097,732	$1,077,101
5/31/18	$1,100,296	$1,078,647
6/30/18	$1,105,137	$1,083,308
7/31/18	$1,105,858	$1,083,162
8/31/18	$1,106,738	$1,083,734
9/30/18	$1,105,208	$1,081,513
10/31/18	$1,107,939	$1,084,606
11/30/18	$1,107,793	$1,089,333
12/31/18	$1,112,943	$1,101,988
1/31/19	$1,128,374	$1,113,190
2/28/19	$1,131,297	$1,115,669
3/31/19	$1,146,045	$1,134,592
4/30/19	$1,148,250	$1,135,073
5/31/19	$1,160,182	$1,148,673
6/30/19	$1,177,393	$1,165,742
7/31/19	$1,189,210	$1,179,977
8/31/19	$1,207,444	$1,203,729
9/30/19	$1,201,807	$1,198,738
10/31/19	$1,197,188	$1,191,805
11/30/19	$1,192,872	$1,189,563
12/31/19	$1,194,545	$1,185,424
1/31/20	$1,213,353	$1,205,752
2/29/20	$1,216,269	$1,215,388
3/31/20	$1,171,499	$1,191,418
4/30/20	$1,196,918	$1,208,290
5/31/20	$1,206,473	$1,208,536
6/30/20	$1,215,811	$1,212,396
7/31/20	$1,231,120	$1,221,103
8/31/20	$1,232,032	$1,212,397
9/30/20	$1,241,856	$1,220,602
10/31/20	$1,250,621	$1,224,352
11/30/20	$1,257,982	$1,227,197
12/31/20	$1,268,058	$1,232,127
1/31/21	$1,267,333	$1,226,715
2/28/21	$1,249,386	$1,206,394
3/31/21	$1,251,013	$1,208,737
4/30/21	$1,250,632	$1,207,460
5/31/21	$1,252,166	$1,209,017
6/30/21	$1,252,546	$1,212,958
7/31/21	$1,265,709	$1,229,373
8/31/21	$1,262,586	$1,226,417
9/30/21	$1,251,215	$1,214,035
10/31/21	$1,243,377	$1,208,876
11/30/21	$1,251,668	$1,221,526
12/31/21	$1,246,925	$1,214,890
1/31/22	$1,237,946	$1,201,381
2/28/22	$1,217,390	$1,185,079
3/31/22	$1,200,461	$1,165,686
4/30/22	$1,176,698	$1,143,768
5/31/22	$1,165,603	$1,135,370
6/30/22	$1,141,740	$1,118,963
7/31/22	$1,172,129	$1,149,081
8/31/22	$1,145,030	$1,119,923
9/30/22	$1,114,396	$1,094,279
10/31/22	$1,122,740	$1,099,795
11/30/22	$1,141,587	$1,117,004
12/31/22	$1,124,216	$1,096,275
1/31/23	$1,149,434	$1,114,854
2/28/23	$1,139,505	$1,105,427
3/31/23	$1,156,267	$1,127,616
4/30/23	$1,159,949	$1,132,344
5/31/23	$1,160,387	$1,134,023
6/30/23	$1,164,180	$1,135,884
7/31/23	$1,168,185	$1,136,737
8/31/23	$1,171,345	$1,139,906
9/30/23	$1,161,428	$1,127,017
10/31/23	$1,159,545	$1,126,689
11/30/23	$1,191,123	$1,155,972
12/31/23	$1,230,868	$1,187,439
1/31/24	$1,228,555	$1,185,639
2/29/24	$1,228,645	$1,183,903
3/31/24	$1,245,671	$1,194,340
4/30/24	$1,235,092	$1,183,323
5/31/24	$1,240,183	$1,185,969
6/30/24	$1,247,606	$1,195,652
7/31/24	$1,265,293	$1,215,082
8/31/24	$1,270,209	$1,224,809
9/30/24	$1,286,479	$1,237,289
10/31/24	$1,275,891	$1,231,192
11/30/24	$1,298,798	$1,247,450
12/31/24	$1,300,731	$1,246,471
1/31/25	$1,308,046	$1,249,658
2/28/25	$1,312,340	$1,254,510
3/31/25	$1,304,117	$1,244,356

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.69%	2.17%	2.69%
Bloomberg Global Aggregate ex-USD (USD Hedged) Index	4.19%	0.87%	2.21%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 15,150,189,000
Holdings Count | Holding	2,083
Advisory Fees Paid, Amount	$ 37,958,000
InvestmentCompanyPortfolioTurnover	699.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$15,150,189
# of Portfolio Holdings	2,083
Portfolio Turnover Rate	699%
Total Net Advisory Fees Paid During the Reporting Period	$37,958
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	76.8%
Japan	8.3%
Canada	6.7%
Spain	6.1%
France	5.7%
United Kingdom	4.3%
Denmark	2.9%
Ireland	2.6%
Cayman Islands	2.5%
Australia	2.3%
Other Countries	18.4%
Short-Term Instruments	0.2%
Affiliated Investments	4.9%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(41.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.18% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.18% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000064132
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Fund (U.S. Dollar-Hedged)
Class Name	I-2
Trading Symbol	PFBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the euro bloc, primarily underweight exposure to the long end of the yield curve, contributed to relative performance, as yields rose.

  Long exposure to select emerging markets currencies in the Middle East, Eastern Europe, and Africa contributed to relative performance, particularly the Turkish lira, as local yields remained elevated.

  Long exposure to senior securitized credit, particularly U.S. non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance, as spreads tightened.

  Underweight exposure to duration in China detracted from relative performance, as yields fell.

  Positioning within developed market currencies, notably short exposure to the euro, detracted from relative performance, as the currency appreciated against the U.S. dollar, particularly during the third quarter of 2024.

  Underweight exposure to duration in Thailand detracted from relative performance, as yields fell.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$988,600	$992,358
5/31/15	$976,560	$986,756
6/30/15	$959,799	$973,331
7/31/15	$977,183	$985,467
8/31/15	$968,702	$982,036
9/30/15	$971,913	$987,706
10/31/15	$979,654	$992,904
11/30/15	$984,569	$995,886
12/31/15	$978,029	$993,627
1/31/16	$988,482	$1,009,345
2/29/16	$992,925	$1,021,256
3/31/16	$1,004,876	$1,028,516
4/30/16	$1,008,324	$1,028,260
5/31/16	$1,014,016	$1,035,728
6/30/16	$1,037,282	$1,056,494
7/31/16	$1,047,720	$1,062,283
8/31/16	$1,050,965	$1,061,874
9/30/16	$1,054,927	$1,062,067
10/31/16	$1,046,830	$1,049,820
11/30/16	$1,037,748	$1,038,388
12/31/16	$1,045,726	$1,042,276
1/31/17	$1,037,599	$1,033,340
2/28/17	$1,052,176	$1,043,552
3/31/17	$1,052,094	$1,042,900
4/30/17	$1,054,959	$1,049,165
5/31/17	$1,059,830	$1,053,640
6/30/17	$1,056,869	$1,049,008
7/31/17	$1,061,841	$1,051,403
8/31/17	$1,072,984	$1,061,145
9/30/17	$1,070,969	$1,056,177
10/31/17	$1,079,156	$1,063,529
11/30/17	$1,083,196	$1,067,641
12/31/17	$1,081,447	$1,068,144
1/31/18	$1,083,373	$1,063,886
2/28/18	$1,085,486	$1,067,315
3/31/18	$1,096,027	$1,078,152
4/30/18	$1,094,372	$1,077,101
5/31/18	$1,096,836	$1,078,647
6/30/18	$1,101,568	$1,083,308
7/31/18	$1,102,196	$1,083,162
8/31/18	$1,102,971	$1,083,734
9/30/18	$1,101,365	$1,081,513
10/31/18	$1,103,993	$1,084,606
11/30/18	$1,103,751	$1,089,333
12/31/18	$1,108,791	$1,101,988
1/31/19	$1,124,073	$1,113,190
2/28/19	$1,126,897	$1,115,669
3/31/19	$1,141,492	$1,134,592
4/30/19	$1,143,596	$1,135,073
5/31/19	$1,155,379	$1,148,673
6/30/19	$1,172,430	$1,165,742
7/31/19	$1,184,098	$1,179,977
8/31/19	$1,202,146	$1,203,729
9/30/19	$1,196,443	$1,198,738
10/31/19	$1,191,744	$1,191,805
11/30/19	$1,187,346	$1,189,563
12/31/19	$1,188,911	$1,185,424
1/31/20	$1,207,525	$1,205,752
2/29/20	$1,210,335	$1,215,388
3/31/20	$1,165,686	$1,191,418
4/30/20	$1,190,884	$1,208,290
5/31/20	$1,200,289	$1,208,536
6/30/20	$1,209,480	$1,212,396
7/31/20	$1,224,600	$1,221,103
8/31/20	$1,225,410	$1,212,397
9/30/20	$1,235,080	$1,220,602
10/31/20	$1,243,689	$1,224,352
11/30/20	$1,250,910	$1,227,197
12/31/20	$1,260,813	$1,232,127
1/31/21	$1,259,997	$1,226,715
2/28/21	$1,242,058	$1,206,394
3/31/21	$1,243,569	$1,208,737
4/30/21	$1,243,082	$1,207,460
5/31/21	$1,244,508	$1,209,017
6/30/21	$1,244,784	$1,212,958
7/31/21	$1,257,756	$1,229,373
8/31/21	$1,254,550	$1,226,417
9/30/21	$1,243,147	$1,214,035
10/31/21	$1,235,254	$1,208,876
11/30/21	$1,243,388	$1,221,526
12/31/21	$1,238,565	$1,214,890
1/31/22	$1,229,548	$1,201,381
2/28/22	$1,209,039	$1,185,079
3/31/22	$1,192,125	$1,165,686
4/30/22	$1,168,426	$1,143,768
5/31/22	$1,157,313	$1,135,370
6/30/22	$1,133,527	$1,118,963
7/31/22	$1,163,600	$1,149,081
8/31/22	$1,136,600	$1,119,923
9/30/22	$1,106,093	$1,094,279
10/31/22	$1,114,289	$1,099,795
11/30/22	$1,132,906	$1,117,004
12/31/22	$1,115,564	$1,096,275
1/31/23	$1,140,503	$1,114,854
2/28/23	$1,130,563	$1,105,427
3/31/23	$1,147,091	$1,127,616
4/30/23	$1,150,656	$1,132,344
5/31/23	$1,150,993	$1,134,023
6/30/23	$1,154,654	$1,135,884
7/31/23	$1,158,535	$1,136,737
8/31/23	$1,161,571	$1,139,906
9/30/23	$1,151,640	$1,127,017
10/31/23	$1,149,678	$1,126,689
11/30/23	$1,180,891	$1,155,972
12/31/23	$1,220,190	$1,187,439
1/31/24	$1,217,797	$1,185,639
2/29/24	$1,217,792	$1,183,903
3/31/24	$1,234,564	$1,194,340
4/30/24	$1,223,979	$1,183,323
5/31/24	$1,228,912	$1,185,969
6/30/24	$1,236,174	$1,195,652
7/31/24	$1,253,594	$1,215,082
8/31/24	$1,258,350	$1,224,809
9/30/24	$1,274,371	$1,237,289
10/31/24	$1,263,776	$1,231,192
11/30/24	$1,286,357	$1,247,450
12/31/24	$1,288,163	$1,246,471
1/31/25	$1,295,294	$1,249,658
2/28/25	$1,299,447	$1,254,510
3/31/25	$1,291,203	$1,244,356

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	4.59%	2.07%	2.59%
Bloomberg Global Aggregate ex-USD (USD Hedged) Index	4.19%	0.87%	2.21%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 15,150,189,000
Holdings Count | Holding	2,083
Advisory Fees Paid, Amount	$ 37,958,000
InvestmentCompanyPortfolioTurnover	699.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$15,150,189
# of Portfolio Holdings	2,083
Portfolio Turnover Rate	699%
Total Net Advisory Fees Paid During the Reporting Period	$37,958
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	76.8%
Japan	8.3%
Canada	6.7%
Spain	6.1%
France	5.7%
United Kingdom	4.3%
Denmark	2.9%
Ireland	2.6%
Cayman Islands	2.5%
Australia	2.3%
Other Countries	18.4%
Short-Term Instruments	0.2%
Affiliated Investments	4.9%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(41.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.18% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.18% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026522
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Fund (U.S. Dollar-Hedged)
Class Name	Class R
Trading Symbol	PFRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$124	1.22%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the euro bloc, primarily underweight exposure to the long end of the yield curve, contributed to relative performance, as yields rose.

  Long exposure to select emerging markets currencies in the Middle East, Eastern Europe, and Africa contributed to relative performance, particularly the Turkish lira, as local yields remained elevated.

  Long exposure to senior securitized credit, particularly U.S. non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance, as spreads tightened.

  Underweight exposure to duration in China detracted from relative performance, as yields fell.

  Positioning within developed market currencies, notably short exposure to the euro, detracted from relative performance, as the currency appreciated against the U.S. dollar, particularly during the third quarter of 2024.

  Underweight exposure to duration in Thailand detracted from relative performance, as yields fell.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class R	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
3/31/15	$10,000	$10,000
4/30/15	$9,881	$9,924
5/31/15	$9,757	$9,868
6/30/15	$9,585	$9,733
7/31/15	$9,754	$9,855
8/31/15	$9,665	$9,820
9/30/15	$9,692	$9,877
10/31/15	$9,765	$9,929
11/30/15	$9,810	$9,959
12/31/15	$9,740	$9,936
1/31/16	$9,840	$10,093
2/29/16	$9,880	$10,213
3/31/16	$9,994	$10,285
4/30/16	$10,023	$10,283
5/31/16	$10,075	$10,357
6/30/16	$10,302	$10,565
7/31/16	$10,401	$10,623
8/31/16	$10,428	$10,619
9/30/16	$10,463	$10,621
10/31/16	$10,378	$10,498
11/30/16	$10,283	$10,384
12/31/16	$10,357	$10,423
1/31/17	$10,272	$10,333
2/28/17	$10,412	$10,436
3/31/17	$10,406	$10,429
4/30/17	$10,430	$10,492
5/31/17	$10,473	$10,536
6/30/17	$10,439	$10,490
7/31/17	$10,483	$10,514
8/31/17	$10,588	$10,611
9/30/17	$10,564	$10,562
10/31/17	$10,640	$10,635
11/30/17	$10,675	$10,676
12/31/17	$10,652	$10,681
1/31/18	$10,666	$10,639
2/28/18	$10,683	$10,673
3/31/18	$10,781	$10,782
4/30/18	$10,760	$10,771
5/31/18	$10,779	$10,786
6/30/18	$10,821	$10,833
7/31/18	$10,822	$10,832
8/31/18	$10,824	$10,837
9/30/18	$10,804	$10,815
10/31/18	$10,825	$10,846
11/30/18	$10,817	$10,893
12/31/18	$10,862	$11,020
1/31/19	$11,007	$11,132
2/28/19	$11,030	$11,157
3/31/19	$11,167	$11,346
4/30/19	$11,183	$11,351
5/31/19	$11,293	$11,487
6/30/19	$11,455	$11,657
7/31/19	$11,563	$11,800
8/31/19	$11,734	$12,037
9/30/19	$11,673	$11,987
10/31/19	$11,622	$11,918
11/30/19	$11,574	$11,896
12/31/19	$11,583	$11,854
1/31/20	$11,759	$12,058
2/29/20	$11,782	$12,154
3/31/20	$11,342	$11,914
4/30/20	$11,582	$12,083
5/31/20	$11,668	$12,085
6/30/20	$11,752	$12,124
7/31/20	$11,893	$12,211
8/31/20	$11,896	$12,124
9/30/20	$11,984	$12,206
10/31/20	$12,062	$12,244
11/30/20	$12,127	$12,272
12/31/20	$12,216	$12,321
1/31/21	$12,203	$12,267
2/28/21	$12,024	$12,064
3/31/21	$12,033	$12,087
4/30/21	$12,023	$12,075
5/31/21	$12,031	$12,090
6/30/21	$12,029	$12,130
7/31/21	$12,148	$12,294
8/31/21	$12,112	$12,264
9/30/21	$11,996	$12,140
10/31/21	$11,914	$12,089
11/30/21	$11,987	$12,215
12/31/21	$11,935	$12,149
1/31/22	$11,843	$12,014
2/28/22	$11,640	$11,851
3/31/22	$11,472	$11,657
4/30/22	$11,239	$11,438
5/31/22	$11,127	$11,354
6/30/22	$10,893	$11,190
7/31/22	$11,177	$11,491
8/31/22	$10,913	$11,199
9/30/22	$10,614	$10,943
10/31/22	$10,688	$10,998
11/30/22	$10,862	$11,170
12/31/22	$10,691	$10,963
1/31/23	$10,925	$11,149
2/28/23	$10,825	$11,054
3/31/23	$10,978	$11,276
4/30/23	$11,007	$11,323
5/31/23	$11,005	$11,340
6/30/23	$11,035	$11,359
7/31/23	$11,067	$11,367
8/31/23	$11,091	$11,399
9/30/23	$10,991	$11,270
10/31/23	$10,968	$11,267
11/30/23	$11,260	$11,560
12/31/23	$11,630	$11,874
1/31/24	$11,602	$11,856
2/29/24	$11,596	$11,839
3/31/24	$11,751	$11,943
4/30/24	$11,645	$11,833
5/31/24	$11,686	$11,860
6/30/24	$11,750	$11,957
7/31/24	$11,910	$12,151
8/31/24	$11,949	$12,248
9/30/24	$12,096	$12,373
10/31/24	$11,990	$12,312
11/30/24	$12,199	$12,475
12/31/24	$12,210	$12,465
1/31/25	$12,272	$12,497
2/28/25	$12,306	$12,545
3/31/25	$12,223	$12,444

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class R	4.02%	1.51%	2.03%
Bloomberg Global Aggregate ex-USD (USD Hedged) Index	4.19%	0.87%	2.21%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 15,150,189,000
Holdings Count | Holding	2,083
Advisory Fees Paid, Amount	$ 37,958,000
InvestmentCompanyPortfolioTurnover	699.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$15,150,189
# of Portfolio Holdings	2,083
Portfolio Turnover Rate	699%
Total Net Advisory Fees Paid During the Reporting Period	$37,958
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	76.8%
Japan	8.3%
Canada	6.7%
Spain	6.1%
France	5.7%
United Kingdom	4.3%
Denmark	2.9%
Ireland	2.6%
Cayman Islands	2.5%
Australia	2.3%
Other Countries	18.4%
Short-Term Instruments	0.2%
Affiliated Investments	4.9%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(41.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.18% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.18% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000027279
Shareholder Report [Line Items]
Fund Name	PIMCO International Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO International Portfolio (the "Portfolio") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO International Portfolio	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the euro bloc, primarily underweight exposure to the long end of the yield curve, contributed to relative performance, as yields rose.

  Underweight exposure to duration in Japan contributed to relative performance, as yields rose.

  Positioning within developed market currencies, notably short exposure to the euro, contributed to relative performance, as the currency depreciated against the U.S. dollar during the second quarter of 2024.

  Overweight exposure to duration in the U.K. detracted from relative performance, as intermediate and longer maturity yields rose.

  Overweight exposure to duration in Canada, particularly in October of 2024, detracted from relative performance, as yields rose during that period.

  Underweight exposure to European peripheral local debt, including in Italy and Spain, detracted from relative performance, as yields remained elevated.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	PIMCO International Portfolio	Bloomberg Global Aggregate ex-USD (USD Hedged) Index	JPMorgan GBI Global ex-US Index Hedged in USD	FTSE 3-Month Treasury Bill Index
3/31/15	$10,000	$10,000	$10,000	$10,000
4/30/15	$9,641	$9,924	$9,908	$10,000
5/31/15	$9,821	$9,868	$9,827	$10,000
6/30/15	$9,468	$9,733	$9,678	$10,000
7/31/15	$9,656	$9,855	$9,825	$10,001
8/31/15	$9,385	$9,820	$9,788	$10,001
9/30/15	$9,351	$9,877	$9,882	$10,001
10/31/15	$9,450	$9,929	$9,928	$10,001
11/30/15	$9,516	$9,959	$9,964	$10,002
12/31/15	$9,577	$9,936	$9,942	$10,002
1/31/16	$9,554	$10,093	$10,145	$10,004
2/29/16	$9,299	$10,213	$10,296	$10,005
3/31/16	$9,230	$10,285	$10,366	$10,008
4/30/16	$9,103	$10,283	$10,343	$10,010
5/31/16	$9,241	$10,357	$10,441	$10,012
6/30/16	$8,813	$10,565	$10,709	$10,014
7/31/16	$8,882	$10,623	$10,742	$10,016
8/31/16	$8,929	$10,619	$10,723	$10,019
9/30/16	$8,917	$10,621	$10,716	$10,021
10/31/16	$8,929	$10,498	$10,556	$10,024
11/30/16	$9,160	$10,384	$10,439	$10,026
12/31/16	$9,103	$10,423	$10,484	$10,029
1/31/17	$9,160	$10,333	$10,344	$10,033
2/28/17	$8,964	$10,436	$10,461	$10,037
3/31/17	$8,894	$10,429	$10,446	$10,042
4/30/17	$8,651	$10,492	$10,515	$10,047
5/31/17	$8,558	$10,536	$10,560	$10,053
6/30/17	$8,836	$10,490	$10,503	$10,060
7/31/17	$8,859	$10,514	$10,526	$10,068
8/31/17	$8,744	$10,611	$10,635	$10,077
9/30/17	$9,045	$10,562	$10,570	$10,086
10/31/17	$8,894	$10,635	$10,654	$10,095
11/30/17	$8,744	$10,676	$10,704	$10,104
12/31/17	$8,790	$10,681	$10,697	$10,114
1/31/18	$9,045	$10,639	$10,653	$10,125
2/28/18	$9,056	$10,673	$10,701	$10,136
3/31/18	$8,778	$10,782	$10,853	$10,149
4/30/18	$8,686	$10,771	$10,834	$10,163
5/31/18	$8,570	$10,786	$10,824	$10,178
6/30/18	$8,605	$10,833	$10,883	$10,193
7/31/18	$8,732	$10,832	$10,867	$10,210
8/31/18	$8,836	$10,837	$10,840	$10,227
9/30/18	$8,906	$10,815	$10,818	$10,244
10/31/18	$8,998	$10,846	$10,856	$10,263
11/30/18	$8,720	$10,893	$10,918	$10,282
12/31/18	$7,994	$11,020	$11,080	$10,302
1/31/19	$7,924	$11,132	$11,203	$10,323
2/28/19	$8,098	$11,157	$11,204	$10,342
3/31/19	$7,471	$11,346	$11,419	$10,364
4/30/19	$7,576	$11,351	$11,410	$10,385
5/31/19	$7,378	$11,487	$11,577	$10,406
6/30/19	$7,194	$11,657	$11,772	$10,427
7/31/19	$6,949	$11,800	$11,936	$10,448
8/31/19	$6,716	$12,037	$12,243	$10,468
9/30/19	$7,172	$11,987	$12,190	$10,486
10/31/19	$7,254	$11,918	$12,093	$10,504
11/30/19	$7,102	$11,896	$12,033	$10,519
12/31/19	$7,092	$11,854	$11,964	$10,534
1/31/20	$7,368	$12,058	$12,211	$10,548
2/29/20	$6,961	$12,154	$12,324	$10,562
3/31/20	$6,505	$11,914	$12,137	$10,575
4/30/20	$6,254	$12,083	$12,247	$10,584
5/31/20	$6,230	$12,085	$12,239	$10,588
6/30/20	$6,278	$12,124	$12,275	$10,589
7/31/20	$6,266	$12,211	$12,374	$10,591
8/31/20	$6,445	$12,124	$12,249	$10,592
9/30/20	$6,386	$12,206	$12,383	$10,593
10/31/20	$6,457	$12,244	$12,428	$10,594
11/30/20	$6,469	$12,272	$12,438	$10,595
12/31/20	$6,398	$12,321	$12,486	$10,595
1/31/21	$6,517	$12,267	$12,404	$10,596
2/28/21	$6,769	$12,064	$12,140	$10,597
3/31/21	$6,793	$12,087	$12,188	$10,597
4/30/21	$6,793	$12,075	$12,146	$10,598
5/31/21	$6,769	$12,090	$12,160	$10,598
6/30/21	$6,685	$12,130	$12,209	$10,598
7/31/21	$6,505	$12,294	$12,393	$10,598
8/31/21	$6,553	$12,264	$12,349	$10,599
9/30/21	$6,781	$12,140	$12,203	$10,599
10/31/21	$6,601	$12,089	$12,183	$10,599
11/30/21	$6,338	$12,215	$12,351	$10,600
12/31/21	$6,493	$12,149	$12,226	$10,600
1/31/22	$6,649	$12,014	$12,062	$10,601
2/28/22	$6,769	$11,851	$11,913	$10,602
3/31/22	$6,757	$11,657	$11,728	$10,603
4/30/22	$6,601	$11,438	$11,478	$10,606
5/31/22	$6,865	$11,354	$11,340	$10,611
6/30/22	$6,894	$11,190	$11,189	$10,619
7/31/22	$6,834	$11,491	$11,489	$10,630
8/31/22	$6,918	$11,199	$11,130	$10,645
9/30/22	$7,023	$10,943	$10,825	$10,666
10/31/22	$7,084	$10,998	$10,889	$10,693
11/30/22	$7,145	$11,170	$11,061	$10,723
12/31/22	$7,385	$10,963	$10,741	$10,759
1/31/23	$7,422	$11,149	$10,920	$10,799
2/28/23	$7,300	$11,054	$10,836	$10,837
3/31/23	$7,103	$11,276	$11,100	$10,880
4/30/23	$7,066	$11,323	$11,115	$10,923
5/31/23	$7,091	$11,340	$11,099	$10,970
6/30/23	$7,066	$11,359	$11,115	$11,016
7/31/23	$7,238	$11,367	$11,071	$11,067
8/31/23	$7,263	$11,399	$11,081	$11,118
9/30/23	$7,349	$11,270	$10,922	$11,168
10/31/23	$7,508	$11,267	$10,894	$11,221
11/30/23	$7,508	$11,560	$11,224	$11,272
12/31/23	$7,569	$11,874	$11,559	$11,325
1/31/24	$7,582	$11,856	$11,493	$11,378
2/29/24	$7,496	$11,839	$11,453	$11,428
3/31/24	$7,520	$11,943	$11,565	$11,480
4/30/24	$7,631	$11,833	$11,407	$11,532
5/31/24	$7,704	$11,860	$11,382	$11,586
6/30/24	$7,734	$11,957	$11,450	$11,638
7/31/24	$7,820	$12,151	$11,635	$11,692
8/31/24	$7,845	$12,248	$11,746	$11,746
9/30/24	$7,901	$12,373	$11,862	$11,797
10/31/24	$7,765	$12,312	$11,769	$11,848
11/30/24	$7,777	$12,475	$11,918	$11,895
12/31/24	$7,880	$12,465	$11,828	$11,942
1/31/25	$7,930	$12,497	$11,832	$11,988
2/28/25	$8,005	$12,545	$11,882	$12,029
3/31/25	$8,118	$12,444	$11,746	$12,074

Average Annual Return [Table Text Block]
Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO International Portfolio	7.94%	4.53%	(2.06%)
Bloomberg Global Aggregate ex-USD (USD Hedged) Index	4.19%	0.87%	2.21%
JPMorgan GBI Global ex-US Index Hedged in USD	1.57%	(0.65%)	1.62%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 517,524,000
Holdings Count | Holding	278
Advisory Fees Paid, Amount	$ 108,000
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$517,524
# of Portfolio Holdings	278
Portfolio Turnover Rate	104%
Total Net Advisory Fees Paid During the Reporting Period	$108
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Canada	17.9%
Japan	9.9%
United Kingdom	7.0%
Supranational	6.8%
Denmark	3.2%
United States	2.5%
Short-Term Instruments	9.1%
Affiliated Investments	33.5%
Financial Derivative Instruments	(0.9%)
Other Assets and Liabilities, Net	11.0%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000027280
Shareholder Report [Line Items]
Fund Name	PIMCO Investment Grade Credit Bond Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Portfolio (the "Portfolio") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Investment Grade Credit Bond Portfolio	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Duration positioning contributed to performance, specifically through a curve steepening bias, as the U.S. yield curve steepened.

  Security selection within the banks and brokerage sector, specifically overweight exposure to a large global wealth manager, contributed to performance, as spreads tightened.

  Security selection within the specialty finance sector, specifically overweight exposure to a middle market lender, contributed to performance, as spreads tightened.

  Tactical exposure to emerging markets, specifically exposure to a Russian gas producer, contributed to performance, as spreads tightened.

  Underweight exposure to the tobacco sector detracted from performance, as the sector outperformed the broader Bloomberg U.S. Credit Index.

  There were no additional material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	PIMCO Investment Grade Credit Bond Portfolio	Bloomberg U.S. Aggregate Index	Bloomberg Credit Investment Grade Index (Ex-Aa3 and Higher)	FTSE 3-Month Treasury Bill Index
3/31/15	$10,000	$10,000	$10,000	$10,000
4/30/15	$10,030	$9,964	$9,939	$10,000
5/31/15	$10,020	$9,940	$9,874	$10,000
6/30/15	$9,977	$9,832	$9,686	$10,000
7/31/15	$10,046	$9,900	$9,745	$10,001
8/31/15	$9,928	$9,886	$9,677	$10,001
9/30/15	$9,838	$9,953	$9,718	$10,001
10/31/15	$9,959	$9,954	$9,774	$10,001
11/30/15	$9,939	$9,928	$9,749	$10,002
12/31/15	$9,919	$9,896	$9,661	$10,002
1/31/16	$9,824	$10,032	$9,692	$10,004
2/29/16	$9,772	$10,103	$9,775	$10,005
3/31/16	$10,029	$10,196	$10,058	$10,008
4/30/16	$10,145	$10,235	$10,201	$10,010
5/31/16	$10,208	$10,238	$10,191	$10,012
6/30/16	$10,331	$10,422	$10,437	$10,014
7/31/16	$10,534	$10,488	$10,590	$10,016
8/31/16	$10,587	$10,476	$10,622	$10,019
9/30/16	$10,596	$10,470	$10,592	$10,021
10/31/16	$10,586	$10,389	$10,505	$10,024
11/30/16	$10,424	$10,144	$10,205	$10,026
12/31/16	$10,504	$10,158	$10,280	$10,029
1/31/17	$10,571	$10,178	$10,319	$10,033
2/28/17	$10,670	$10,246	$10,443	$10,037
3/31/17	$10,692	$10,241	$10,424	$10,042
4/30/17	$10,770	$10,320	$10,537	$10,047
5/31/17	$10,836	$10,399	$10,660	$10,053
6/30/17	$10,879	$10,389	$10,693	$10,060
7/31/17	$10,946	$10,434	$10,779	$10,068
8/31/17	$10,990	$10,527	$10,869	$10,077
9/30/17	$11,013	$10,477	$10,850	$10,086
10/31/17	$11,047	$10,483	$10,892	$10,095
11/30/17	$11,047	$10,470	$10,884	$10,104
12/31/17	$11,072	$10,518	$10,979	$10,114
1/31/18	$11,060	$10,397	$10,880	$10,125
2/28/18	$11,025	$10,298	$10,698	$10,136
3/31/18	$11,038	$10,364	$10,725	$10,149
4/30/18	$11,026	$10,287	$10,621	$10,163
5/31/18	$11,038	$10,360	$10,670	$10,178
6/30/18	$11,034	$10,348	$10,612	$10,193
7/31/18	$11,116	$10,350	$10,703	$10,210
8/31/18	$11,163	$10,417	$10,756	$10,227
9/30/18	$11,193	$10,350	$10,723	$10,244
10/31/18	$11,146	$10,268	$10,555	$10,263
11/30/18	$11,110	$10,329	$10,533	$10,282
12/31/18	$11,101	$10,519	$10,686	$10,302
1/31/19	$11,331	$10,631	$10,943	$10,323
2/28/19	$11,428	$10,625	$10,973	$10,342
3/31/19	$11,557	$10,829	$11,254	$10,364
4/30/19	$11,654	$10,831	$11,321	$10,385
5/31/19	$11,642	$11,024	$11,481	$10,406
6/30/19	$11,782	$11,162	$11,763	$10,427
7/31/19	$11,855	$11,187	$11,832	$10,448
8/31/19	$11,929	$11,476	$12,209	$10,468
9/30/19	$11,966	$11,415	$12,130	$10,486
10/31/19	$12,052	$11,450	$12,207	$10,504
11/30/19	$12,089	$11,444	$12,238	$10,519
12/31/19	$12,160	$11,436	$12,284	$10,534
1/31/20	$12,285	$11,656	$12,576	$10,548
2/29/20	$12,285	$11,866	$12,734	$10,562
3/31/20	$11,470	$11,796	$11,749	$10,575
4/30/20	$11,833	$12,006	$12,358	$10,584
5/31/20	$12,034	$12,062	$12,577	$10,588
6/30/20	$12,267	$12,137	$12,836	$10,589
7/31/20	$12,493	$12,319	$13,260	$10,591
8/31/20	$12,518	$12,219	$13,090	$10,592
9/30/20	$12,520	$12,213	$13,049	$10,593
10/31/20	$12,533	$12,158	$13,034	$10,594
11/30/20	$12,761	$12,277	$13,393	$10,595
12/31/20	$12,854	$12,294	$13,462	$10,595
1/31/21	$12,828	$12,206	$13,294	$10,596
2/28/21	$12,738	$12,030	$13,061	$10,597
3/31/21	$12,627	$11,880	$12,845	$10,597
4/30/21	$12,743	$11,974	$12,985	$10,598
5/31/21	$12,808	$12,013	$13,084	$10,598
6/30/21	$12,912	$12,097	$13,294	$10,598
7/31/21	$13,015	$12,232	$13,471	$10,598
8/31/21	$13,002	$12,209	$13,437	$10,599
9/30/21	$12,949	$12,103	$13,290	$10,599
10/31/21	$12,910	$12,100	$13,321	$10,599
11/30/21	$12,871	$12,136	$13,327	$10,600
12/31/21	$12,921	$12,105	$13,323	$10,600
1/31/22	$12,668	$11,844	$12,880	$10,601
2/28/22	$12,442	$11,712	$12,619	$10,602
3/31/22	$12,174	$11,386	$12,309	$10,603
4/30/22	$11,813	$10,954	$11,634	$10,606
5/31/22	$11,867	$11,025	$11,742	$10,611
6/30/22	$11,560	$10,852	$11,409	$10,619
7/31/22	$11,828	$11,117	$11,773	$10,630
8/31/22	$11,681	$10,803	$11,437	$10,645
9/30/22	$11,366	$10,336	$10,838	$10,666
10/31/22	$11,299	$10,202	$10,732	$10,693
11/30/22	$11,650	$10,578	$11,291	$10,723
12/31/22	$11,681	$10,530	$11,245	$10,759
1/31/23	$12,054	$10,854	$11,691	$10,799
2/28/23	$11,860	$10,573	$11,327	$10,837
3/31/23	$12,001	$10,842	$11,634	$10,880
4/30/23	$12,084	$10,908	$11,728	$10,923
5/31/23	$12,029	$10,789	$11,561	$10,970
6/30/23	$12,070	$10,750	$11,610	$11,016
7/31/23	$12,154	$10,743	$11,654	$11,067
8/31/23	$12,154	$10,674	$11,564	$11,118
9/30/23	$11,996	$10,403	$11,254	$11,168
10/31/23	$11,869	$10,239	$11,044	$11,221
11/30/23	$12,347	$10,702	$11,701	$11,272
12/31/23	$12,693	$11,112	$12,210	$11,325
1/31/24	$12,765	$11,082	$12,189	$11,378
2/29/24	$12,693	$10,925	$12,010	$11,428
3/31/24	$12,824	$11,026	$12,166	$11,480
4/30/24	$12,694	$10,747	$11,858	$11,532
5/31/24	$12,882	$10,930	$12,082	$11,586
6/30/24	$12,970	$11,033	$12,159	$11,638
7/31/24	$13,203	$11,291	$12,448	$11,692
8/31/24	$13,362	$11,453	$12,645	$11,746
9/30/24	$13,515	$11,606	$12,867	$11,797
10/31/24	$13,383	$11,319	$12,556	$11,848
11/30/24	$13,500	$11,438	$12,723	$11,895
12/31/24	$13,461	$11,251	$12,477	$11,942
1/31/25	$13,552	$11,311	$12,548	$11,988
2/28/25	$13,734	$11,560	$12,805	$12,029
3/31/25	$13,737	$11,564	$12,768	$12,074

Average Annual Return [Table Text Block]
Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO Investment Grade Credit Bond Portfolio	7.12%	3.67%	3.23%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg Credit Investment Grade Index (Ex-Aa3 and Higher)	4.95%	1.68%	2.47%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 2,468,007,000
Holdings Count | Holding	771
Advisory Fees Paid, Amount	$ 607,000
InvestmentCompanyPortfolioTurnover	221.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,468,007
# of Portfolio Holdings	771
Portfolio Turnover Rate	221%
Total Net Advisory Fees Paid During the Reporting Period	$607
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	85.4%
U.S. Government Agencies	18.3%
Preferred Securities	4.7%
Asset-Backed Securities	1.6%
Non-Agency Mortgage-Backed Securities	1.5%
Sovereign Issues	1.2%
Municipal Bonds & Notes	0.8%
Convertible Preferred Securities	0.7%
Loan Participations and Assignments	0.6%
U.S. Treasury Obligations	0.5%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	0.8%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(16.2%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.10% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.10% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000071766
Shareholder Report [Line Items]
Fund Name	PIMCO Long Duration Credit Bond Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Long Duration Credit Bond Portfolio (the "Portfolio") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Long Duration Credit Bond Portfolio	$81	0.79%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positioning within financials contributed to performance, as select issuers outperformed the sector.

  Interest rate strategies overall, including duration, curve positioning, and instrument selection, contributed to performance, as the curve steepened.

  Relative value positioning within physical versus synthetic credit contributed to performance, as synthetic positioning outperformed cash bonds.

  There were no material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	PIMCO Long Duration Credit Bond Portfolio	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Long Credit Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$9,826	$9,964	$9,796
5/31/15	$9,668	$9,940	$9,623
6/30/15	$9,346	$9,832	$9,274
7/31/15	$9,529	$9,900	$9,409
8/31/15	$9,306	$9,886	$9,289
9/30/15	$9,250	$9,953	$9,323
10/31/15	$9,426	$9,954	$9,416
11/30/15	$9,370	$9,928	$9,377
12/31/15	$9,214	$9,896	$9,261
1/31/16	$9,257	$10,032	$9,284
2/29/16	$9,360	$10,103	$9,442
3/31/16	$9,865	$10,196	$9,892
4/30/16	$10,106	$10,235	$10,125
5/31/16	$10,132	$10,238	$10,127
6/30/16	$10,570	$10,422	$10,550
7/31/16	$10,936	$10,488	$10,843
8/31/16	$10,997	$10,476	$10,904
9/30/16	$10,931	$10,470	$10,789
10/31/16	$10,702	$10,389	$10,566
11/30/16	$10,111	$10,144	$10,052
12/31/16	$10,268	$10,158	$10,207
1/31/17	$10,378	$10,178	$10,232
2/28/17	$10,607	$10,246	$10,437
3/31/17	$10,588	$10,241	$10,376
4/30/17	$10,772	$10,320	$10,537
5/31/17	$11,000	$10,399	$10,755
6/30/17	$11,134	$10,389	$10,864
7/31/17	$11,227	$10,434	$10,956
8/31/17	$11,403	$10,527	$11,117
9/30/17	$11,403	$10,477	$11,100
10/31/17	$11,469	$10,483	$11,180
11/30/17	$11,525	$10,470	$11,226
12/31/17	$11,730	$10,518	$11,453
1/31/18	$11,584	$10,397	$11,307
2/28/18	$11,225	$10,298	$10,933
3/31/18	$11,335	$10,364	$11,015
4/30/18	$11,130	$10,287	$10,801
5/31/18	$11,139	$10,360	$10,851
6/30/18	$11,088	$10,348	$10,722
7/31/18	$11,225	$10,350	$10,883
8/31/18	$11,275	$10,417	$10,919
9/30/18	$11,211	$10,350	$10,858
10/31/18	$10,864	$10,268	$10,466
11/30/18	$10,855	$10,329	$10,424
12/31/18	$11,101	$10,519	$10,679
1/31/19	$11,490	$10,631	$11,048
2/28/19	$11,541	$10,625	$11,041
3/31/19	$12,052	$10,829	$11,519
4/30/19	$12,145	$10,831	$11,589
5/31/19	$12,453	$11,024	$11,865
6/30/19	$12,863	$11,162	$12,328
7/31/19	$13,019	$11,187	$12,470
8/31/19	$13,841	$11,476	$13,213
9/30/19	$13,664	$11,415	$13,020
10/31/19	$13,727	$11,450	$13,091
11/30/19	$13,812	$11,444	$13,161
12/31/19	$13,804	$11,436	$13,174
1/31/20	$14,431	$11,656	$13,708
2/29/20	$14,716	$11,866	$13,981
3/31/20	$13,387	$11,796	$12,561
4/30/20	$14,184	$12,006	$13,402
5/31/20	$14,417	$12,062	$13,607
6/30/20	$14,801	$12,137	$13,953
7/31/20	$15,615	$12,319	$14,803
8/31/20	$15,180	$12,219	$14,300
9/30/20	$15,117	$12,213	$14,228
10/31/20	$14,970	$12,158	$14,140
11/30/20	$15,782	$12,277	$14,863
12/31/20	$15,897	$12,294	$14,928
1/31/21	$15,534	$12,206	$14,542
2/28/21	$15,042	$12,030	$14,060
3/31/21	$14,613	$11,880	$13,675
4/30/21	$14,954	$11,974	$13,911
5/31/21	$15,060	$12,013	$14,057
6/30/21	$15,618	$12,097	$14,557
7/31/21	$15,997	$12,232	$14,878
8/31/21	$15,973	$12,209	$14,823
9/30/21	$15,662	$12,103	$14,531
10/31/21	$15,842	$12,100	$14,746
11/30/21	$15,914	$12,136	$14,806
12/31/21	$15,888	$12,105	$14,752
1/31/22	$15,129	$11,844	$13,943
2/28/22	$14,582	$11,712	$13,475
3/31/22	$14,074	$11,386	$13,095
4/30/22	$12,836	$10,954	$11,834
5/31/22	$12,886	$11,025	$11,943
6/30/22	$12,308	$10,852	$11,447
7/31/22	$12,912	$11,117	$11,979
8/31/22	$12,408	$10,803	$11,456
9/30/22	$11,441	$10,336	$10,466
10/31/22	$11,161	$10,202	$10,225
11/30/22	$12,102	$10,578	$11,147
12/31/22	$11,974	$10,530	$11,021
1/31/23	$12,852	$10,854	$11,764
2/28/23	$12,262	$10,573	$11,157
3/31/23	$12,717	$10,842	$11,618
4/30/23	$12,823	$10,908	$11,719
5/31/23	$12,518	$10,789	$11,403
6/30/23	$12,666	$10,750	$11,569
7/31/23	$12,639	$10,743	$11,552
8/31/23	$12,412	$10,674	$11,331
9/30/23	$11,742	$10,403	$10,732
10/31/23	$11,243	$10,239	$10,288
11/30/23	$12,389	$10,702	$11,373
12/31/23	$13,295	$11,112	$12,203
1/31/24	$13,253	$11,082	$12,089
2/29/24	$12,951	$10,925	$11,776
3/31/24	$13,192	$11,026	$12,002
4/30/24	$12,580	$10,747	$11,414
5/31/24	$12,969	$10,930	$11,734
6/30/24	$13,081	$11,033	$11,801
7/31/24	$13,531	$11,291	$12,172
8/31/24	$13,812	$11,453	$12,431
9/30/24	$14,171	$11,606	$12,756
10/31/24	$13,574	$11,319	$12,223
11/30/24	$13,900	$11,438	$12,493
12/31/24	$13,339	$11,251	$11,958
1/31/25	$13,426	$11,311	$12,009
2/28/25	$13,977	$11,560	$12,424
3/31/25	$13,802	$11,564	$12,253

Average Annual Return [Table Text Block]
Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO Long Duration Credit Bond Portfolio	4.63%	0.61%	3.27%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. Long Credit Index	2.09%	(0.50%)	2.05%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 26,365,712,000
Holdings Count | Holding	2,677
Advisory Fees Paid, Amount	$ 5,083,000
InvestmentCompanyPortfolioTurnover	333.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$26,365,712
# of Portfolio Holdings	2,677
Portfolio Turnover Rate	333%
Total Net Advisory Fees Paid During the Reporting Period	$5,083
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	78.7%
U.S. Government Agencies	28.8%
U.S. Treasury Obligations	22.1%
Sovereign Issues	3.7%
Preferred Securities	2.7%
Municipal Bonds & Notes	2.3%
Asset-Backed Securities	0.8%
Loan Participations and Assignments	0.6%
Non-Agency Mortgage-Backed Securities	0.4%
Other Investments	0.1%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	0.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(40.3%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.12% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.12% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000106507
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Portfolio (the "Portfolio") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Low Duration Portfolio	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to U.S. duration, specifically the intermediary part of the curve, contributed to relative performance versus the Bloomberg 1-3 Year U.S. Government/Credit Bond Index ("Index"), as interest rates fell.

  Overweight commercial mortgage-backed securities ("CMBS") contributed to relative performance versus the Index, as short term CMBS had positive return.

  Overweight exposure to select securitized credit, particularly collateralized loan obligations, contributed to relative performance versus the Index, as spreads tightened.

  There were no material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	PIMCO Low Duration Portfolio	Bloomberg U.S. Aggregate Index	Bloomberg 1-3 Year U.S. Government/Credit Bond Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,010	$9,964	$10,008
5/31/15	$10,010	$9,940	$10,017
6/30/15	$9,990	$9,832	$10,013
7/31/15	$10,000	$9,900	$10,019
8/31/15	$9,980	$9,886	$10,013
9/30/15	$9,997	$9,953	$10,043
10/31/15	$10,008	$9,954	$10,039
11/30/15	$9,997	$9,928	$10,020
12/31/15	$9,970	$9,896	$10,007
1/31/16	$10,000	$10,032	$10,059
2/29/16	$10,000	$10,103	$10,068
3/31/16	$10,062	$10,196	$10,104
4/30/16	$10,083	$10,235	$10,118
5/31/16	$10,073	$10,238	$10,111
6/30/16	$10,121	$10,422	$10,172
7/31/16	$10,142	$10,488	$10,174
8/31/16	$10,152	$10,476	$10,163
9/30/16	$10,180	$10,470	$10,174
10/31/16	$10,180	$10,389	$10,171
11/30/16	$10,119	$10,144	$10,129
12/31/16	$10,129	$10,158	$10,135
1/31/17	$10,150	$10,178	$10,154
2/28/17	$10,181	$10,246	$10,171
3/31/17	$10,198	$10,241	$10,176
4/30/17	$10,229	$10,320	$10,195
5/31/17	$10,260	$10,399	$10,212
6/30/17	$10,256	$10,389	$10,208
7/31/17	$10,298	$10,434	$10,234
8/31/17	$10,318	$10,527	$10,254
9/30/17	$10,318	$10,477	$10,242
10/31/17	$10,328	$10,483	$10,239
11/30/17	$10,307	$10,470	$10,217
12/31/17	$10,326	$10,518	$10,221
1/31/18	$10,294	$10,397	$10,193
2/28/18	$10,273	$10,298	$10,184
3/31/18	$10,291	$10,364	$10,200
4/30/18	$10,291	$10,287	$10,190
5/31/18	$10,323	$10,360	$10,228
6/30/18	$10,335	$10,348	$10,229
7/31/18	$10,346	$10,350	$10,234
8/31/18	$10,388	$10,417	$10,270
9/30/18	$10,380	$10,350	$10,263
10/31/18	$10,391	$10,268	$10,274
11/30/18	$10,412	$10,329	$10,304
12/31/18	$10,466	$10,519	$10,384
1/31/19	$10,530	$10,631	$10,425
2/28/19	$10,551	$10,625	$10,441
3/31/19	$10,615	$10,829	$10,509
4/30/19	$10,647	$10,831	$10,533
5/31/19	$10,712	$11,024	$10,606
6/30/19	$10,766	$11,162	$10,665
7/31/19	$10,766	$11,187	$10,659
8/31/19	$10,842	$11,476	$10,745
9/30/19	$10,842	$11,415	$10,739
10/31/19	$10,875	$11,450	$10,776
11/30/19	$10,886	$11,444	$10,776
12/31/19	$10,903	$11,436	$10,802
1/31/20	$10,969	$11,656	$10,862
2/29/20	$11,047	$11,866	$10,951
3/31/20	$10,958	$11,796	$10,985
4/30/20	$11,035	$12,006	$11,054
5/31/20	$11,079	$12,062	$11,091
6/30/20	$11,133	$12,137	$11,114
7/31/20	$11,189	$12,319	$11,134
8/31/20	$11,222	$12,219	$11,138
9/30/20	$11,218	$12,213	$11,139
10/31/20	$11,218	$12,158	$11,141
11/30/20	$11,263	$12,277	$11,152
12/31/20	$11,298	$12,294	$11,163
1/31/21	$11,309	$12,206	$11,166
2/28/21	$11,298	$12,030	$11,163
3/31/21	$11,286	$11,880	$11,158
4/30/21	$11,309	$11,974	$11,166
5/31/21	$11,320	$12,013	$11,180
6/30/21	$11,309	$12,097	$11,163
7/31/21	$11,331	$12,232	$11,182
8/31/21	$11,331	$12,209	$11,182
9/30/21	$11,318	$12,103	$11,173
10/31/21	$11,284	$12,100	$11,136
11/30/21	$11,273	$12,136	$11,127
12/31/21	$11,263	$12,105	$11,110
1/31/22	$11,184	$11,844	$11,030
2/28/22	$11,127	$11,712	$10,982
3/31/22	$10,993	$11,386	$10,833
4/30/22	$10,914	$10,954	$10,775
5/31/22	$10,970	$11,025	$10,841
6/30/22	$10,882	$10,852	$10,765
7/31/22	$10,950	$11,117	$10,821
8/31/22	$10,871	$10,803	$10,737
9/30/22	$10,747	$10,336	$10,606
10/31/22	$10,713	$10,202	$10,592
11/30/22	$10,815	$10,578	$10,680
12/31/22	$10,850	$10,530	$10,700
1/31/23	$10,966	$10,854	$10,786
2/28/23	$10,908	$10,573	$10,706
3/31/23	$11,049	$10,842	$10,862
4/30/23	$11,084	$10,908	$10,899
5/31/23	$11,061	$10,789	$10,865
6/30/23	$11,033	$10,750	$10,821
7/31/23	$11,092	$10,743	$10,867
8/31/23	$11,139	$10,674	$10,905
9/30/23	$11,115	$10,403	$10,900
10/31/23	$11,115	$10,239	$10,934
11/30/23	$11,293	$10,702	$11,062
12/31/23	$11,469	$11,112	$11,194
1/31/24	$11,530	$11,082	$11,237
2/29/24	$11,506	$10,925	$11,196
3/31/24	$11,565	$11,026	$11,241
4/30/24	$11,528	$10,747	$11,203
5/31/24	$11,626	$10,930	$11,285
6/30/24	$11,690	$11,033	$11,348
7/31/24	$11,838	$11,291	$11,482
8/31/24	$11,961	$11,453	$11,587
9/30/24	$12,074	$11,606	$11,684
10/31/24	$11,986	$11,319	$11,617
11/30/24	$12,061	$11,438	$11,656
12/31/24	$12,087	$11,251	$11,681
1/31/25	$12,151	$11,311	$11,735
2/28/25	$12,252	$11,560	$11,817
3/31/25	$12,293	$11,564	$11,871

Average Annual Return [Table Text Block]
Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO Low Duration Portfolio	6.30%	2.33%	2.09%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index	5.61%	1.56%	1.73%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 2,216,829,000
Holdings Count | Holding	454
Advisory Fees Paid, Amount	$ 416,000
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,216,829
# of Portfolio Holdings	454
Portfolio Turnover Rate	92%
Total Net Advisory Fees Paid During the Reporting Period	$416
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	32.0%
Corporate Bonds & Notes	20.6%
U.S. Government Agencies	17.3%
Asset-Backed Securities	13.6%
Non-Agency Mortgage-Backed Securities	7.0%
Municipal Bonds & Notes	1.2%
Sovereign Issues	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	17.1%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(9.0%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000106508
Shareholder Report [Line Items]
Fund Name	PIMCO Moderate Duration Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Moderate Duration Portfolio (the "Portfolio") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Moderate Duration Portfolio	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section of the curve, contributed to relative performance versus the Bloomberg U.S. Aggregate Index ("Index"), as yields fell.

  Long exposure to securitized credit, primarily commercial mortgage-backed securities, contributed to relative performance versus the Index, as spreads tightened.

  Positions within corporate credit, primarily overweight exposure to investment-grade senior financials, contributed to relative performance versus the Index, as the asset class outperformed.

  There were no material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	PIMCO Moderate Duration Portfolio	Bloomberg U.S. Aggregate Index	Bloomberg Intermediate Aggregate Bond Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,010	$9,964	$9,999
5/31/15	$10,000	$9,940	$9,999
6/30/15	$9,943	$9,832	$9,933
7/31/15	$9,993	$9,900	$9,978
8/31/15	$9,963	$9,886	$9,975
9/30/15	$10,021	$9,953	$10,040
10/31/15	$10,041	$9,954	$10,035
11/30/15	$10,031	$9,928	$10,014
12/31/15	$10,009	$9,896	$9,989
1/31/16	$10,101	$10,032	$10,115
2/29/16	$10,142	$10,103	$10,161
3/31/16	$10,227	$10,196	$10,220
4/30/16	$10,258	$10,235	$10,244
5/31/16	$10,258	$10,238	$10,241
6/30/16	$10,368	$10,422	$10,367
7/31/16	$10,419	$10,488	$10,395
8/31/16	$10,419	$10,476	$10,381
9/30/16	$10,455	$10,470	$10,399
10/31/16	$10,414	$10,389	$10,361
11/30/16	$10,217	$10,144	$10,183
12/31/16	$10,237	$10,158	$10,186
1/31/17	$10,268	$10,178	$10,204
2/28/17	$10,321	$10,246	$10,251
3/31/17	$10,333	$10,241	$10,255
4/30/17	$10,406	$10,320	$10,320
5/31/17	$10,479	$10,399	$10,377
6/30/17	$10,462	$10,389	$10,350
7/31/17	$10,525	$10,434	$10,398
8/31/17	$10,598	$10,527	$10,465
9/30/17	$10,553	$10,477	$10,425
10/31/17	$10,563	$10,483	$10,424
11/30/17	$10,531	$10,470	$10,398
12/31/17	$10,556	$10,518	$10,418
1/31/18	$10,439	$10,397	$10,316
2/28/18	$10,376	$10,298	$10,261
3/31/18	$10,419	$10,364	$10,308
4/30/18	$10,366	$10,287	$10,255
5/31/18	$10,440	$10,360	$10,320
6/30/18	$10,441	$10,348	$10,317
7/31/18	$10,451	$10,350	$10,315
8/31/18	$10,515	$10,417	$10,377
9/30/18	$10,471	$10,350	$10,328
10/31/18	$10,428	$10,268	$10,296
11/30/18	$10,492	$10,329	$10,358
12/31/18	$10,642	$10,519	$10,513
1/31/19	$10,740	$10,631	$10,602
2/28/19	$10,751	$10,625	$10,606
3/31/19	$10,897	$10,829	$10,754
4/30/19	$10,919	$10,831	$10,765
5/31/19	$11,039	$11,024	$10,907
6/30/19	$11,138	$11,162	$11,011
7/31/19	$11,160	$11,187	$11,023
8/31/19	$11,302	$11,476	$11,188
9/30/19	$11,277	$11,415	$11,163
10/31/19	$11,310	$11,450	$11,205
11/30/19	$11,310	$11,444	$11,196
12/31/19	$11,324	$11,436	$11,215
1/31/20	$11,470	$11,656	$11,350
2/29/20	$11,604	$11,866	$11,498
3/31/20	$11,564	$11,796	$11,494
4/30/20	$11,699	$12,006	$11,626
5/31/20	$11,744	$12,062	$11,690
6/30/20	$11,822	$12,137	$11,738
7/31/20	$11,913	$12,319	$11,805
8/31/20	$11,924	$12,219	$11,798
9/30/20	$11,914	$12,213	$11,794
10/31/20	$11,891	$12,158	$11,775
11/30/20	$11,959	$12,277	$11,817
12/31/20	$12,016	$12,294	$11,843
1/31/21	$12,016	$12,206	$11,826
2/28/21	$11,911	$12,030	$11,734
3/31/21	$11,826	$11,880	$11,653
4/30/21	$11,907	$11,974	$11,714
5/31/21	$11,942	$12,013	$11,739
6/30/21	$11,947	$12,097	$11,744
7/31/21	$12,040	$12,232	$11,828
8/31/21	$12,016	$12,209	$11,809
9/30/21	$11,956	$12,103	$11,750
10/31/21	$11,897	$12,100	$11,699
11/30/21	$11,897	$12,136	$11,704
12/31/21	$11,881	$12,105	$11,690
1/31/22	$11,716	$11,844	$11,518
2/28/22	$11,621	$11,712	$11,429
3/31/22	$11,299	$11,386	$11,142
4/30/22	$11,003	$10,954	$10,862
5/31/22	$11,074	$11,025	$10,954
6/30/22	$10,918	$10,852	$10,815
7/31/22	$11,155	$11,117	$11,050
8/31/22	$10,906	$10,803	$10,775
9/30/22	$10,511	$10,336	$10,400
10/31/22	$10,380	$10,202	$10,317
11/30/22	$10,690	$10,578	$10,606
12/31/22	$10,672	$10,530	$10,579
1/31/23	$10,963	$10,854	$10,828
2/28/23	$10,757	$10,573	$10,603
3/31/23	$10,984	$10,842	$10,831
4/30/23	$11,045	$10,908	$10,895
5/31/23	$10,984	$10,789	$10,815
6/30/23	$10,932	$10,750	$10,750
7/31/23	$10,956	$10,743	$10,766
8/31/23	$10,920	$10,674	$10,736
9/30/23	$10,716	$10,403	$10,547
10/31/23	$10,580	$10,239	$10,443
11/30/23	$10,987	$10,702	$10,806
12/31/23	$11,344	$11,112	$11,127
1/31/24	$11,370	$11,082	$11,127
2/29/24	$11,243	$10,925	$10,995
3/31/24	$11,333	$11,026	$11,081
4/30/24	$11,129	$10,747	$10,872
5/31/24	$11,307	$10,930	$11,031
6/30/24	$11,420	$11,033	$11,132
7/31/24	$11,676	$11,291	$11,367
8/31/24	$11,830	$11,453	$11,514
9/30/24	$11,981	$11,606	$11,643
10/31/24	$11,722	$11,319	$11,412
11/30/24	$11,852	$11,438	$11,509
12/31/24	$11,739	$11,251	$11,402
1/31/25	$11,806	$11,311	$11,465
2/28/25	$12,044	$11,560	$11,665
3/31/25	$12,050	$11,564	$11,700

Average Annual Return [Table Text Block]
Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO Moderate Duration Portfolio	6.33%	0.83%	1.88%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg Intermediate Aggregate Bond Index	5.58%	0.36%	1.58%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 3,427,861,000
Holdings Count | Holding	722
Advisory Fees Paid, Amount	$ 640,000
InvestmentCompanyPortfolioTurnover	239.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,427,861
# of Portfolio Holdings	722
Portfolio Turnover Rate	239%
Total Net Advisory Fees Paid During the Reporting Period	$640
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	46.5%
Corporate Bonds & Notes	21.0%
U.S. Treasury Obligations	15.8%
Asset-Backed Securities	12.9%
Non-Agency Mortgage-Backed Securities	7.6%
Municipal Bonds & Notes	3.0%
Other Investments	0.1%
Short-Term Instruments	10.7%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(17.6%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000027281
Shareholder Report [Line Items]
Fund Name	PIMCO Mortgage and Short-Term Investments Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Mortgage and Short-Term Investments Portfolio (the "Portfolio") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Mortgage and Short-Term Investments Portfolio	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to senior collateralized loan obligations contributed to performance, as spreads tightened.

  Overweight exposure to non-agency residential mortgage-backed securities ("MBS") contributed to performance, as the sector posted positive returns.

  Overweight exposure to “to-be-announced” ("TBA") securities detracted from performance, as TBAs underperformed cash agency MBS securities.

  Duration exposure detracted from performance, as rates increased at the long end of the curve.

  Exposure to structured agency MBS positions detracted from performance, as interest-only agency collateralized mortgage obligations posted negative returns.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	PIMCO Mortgage and Short-Term Investments Portfolio	Bloomberg U.S. Aggregate Index	Bloomberg U.S. MBS Fixed-Rate Index	FTSE 3-Month Treasury Bill Index
3/31/15	$10,000	$10,000	$10,000	$10,000
4/30/15	$10,027	$9,964	$10,004	$10,000
5/31/15	$10,018	$9,940	$10,002	$10,000
6/30/15	$9,950	$9,832	$9,925	$10,000
7/31/15	$10,032	$9,900	$9,988	$10,001
8/31/15	$10,041	$9,886	$9,996	$10,001
9/30/15	$10,108	$9,953	$10,055	$10,001
10/31/15	$10,108	$9,954	$10,062	$10,001
11/30/15	$10,080	$9,928	$10,048	$10,002
12/31/15	$10,075	$9,896	$10,045	$10,002
1/31/16	$10,301	$10,032	$10,176	$10,004
2/29/16	$10,348	$10,103	$10,214	$10,005
3/31/16	$10,426	$10,196	$10,244	$10,008
4/30/16	$10,502	$10,235	$10,261	$10,010
5/31/16	$10,511	$10,238	$10,274	$10,012
6/30/16	$10,677	$10,422	$10,357	$10,014
7/31/16	$10,734	$10,488	$10,379	$10,016
8/31/16	$10,744	$10,476	$10,391	$10,019
9/30/16	$10,860	$10,470	$10,420	$10,021
10/31/16	$10,831	$10,389	$10,392	$10,024
11/30/16	$10,407	$10,144	$10,213	$10,026
12/31/16	$10,419	$10,158	$10,213	$10,029
1/31/17	$10,429	$10,178	$10,209	$10,033
2/28/17	$10,526	$10,246	$10,258	$10,037
3/31/17	$10,536	$10,241	$10,261	$10,042
4/30/17	$10,663	$10,320	$10,328	$10,047
5/31/17	$10,790	$10,399	$10,393	$10,053
6/30/17	$10,749	$10,389	$10,351	$10,060
7/31/17	$10,848	$10,434	$10,398	$10,068
8/31/17	$10,996	$10,527	$10,474	$10,077
9/30/17	$10,972	$10,477	$10,450	$10,086
10/31/17	$10,962	$10,483	$10,447	$10,095
11/30/17	$10,933	$10,470	$10,432	$10,104
12/31/17	$11,003	$10,518	$10,466	$10,114
1/31/18	$10,759	$10,397	$10,343	$10,125
2/28/18	$10,617	$10,298	$10,276	$10,136
3/31/18	$10,726	$10,364	$10,341	$10,149
4/30/18	$10,624	$10,287	$10,289	$10,163
5/31/18	$10,746	$10,360	$10,361	$10,178
6/30/18	$10,768	$10,348	$10,366	$10,193
7/31/18	$10,768	$10,350	$10,355	$10,210
8/31/18	$10,860	$10,417	$10,418	$10,227
9/30/18	$10,754	$10,350	$10,354	$10,244
10/31/18	$10,610	$10,268	$10,289	$10,263
11/30/18	$10,775	$10,329	$10,381	$10,282
12/31/18	$11,062	$10,519	$10,570	$10,302
1/31/19	$11,219	$10,631	$10,653	$10,323
2/28/19	$11,198	$10,625	$10,644	$10,342
3/31/19	$11,473	$10,829	$10,799	$10,364
4/30/19	$11,431	$10,831	$10,792	$10,385
5/31/19	$11,652	$11,024	$10,932	$10,406
6/30/19	$11,767	$11,162	$11,010	$10,427
7/31/19	$11,841	$11,187	$11,055	$10,448
8/31/19	$11,948	$11,476	$11,154	$10,468
9/30/19	$11,987	$11,415	$11,162	$10,486
10/31/19	$12,041	$11,450	$11,201	$10,504
11/30/19	$12,063	$11,444	$11,210	$10,519
12/31/19	$12,118	$11,436	$11,241	$10,534
1/31/20	$12,228	$11,656	$11,320	$10,548
2/29/20	$12,404	$11,866	$11,437	$10,562
3/31/20	$12,572	$11,796	$11,558	$10,575
4/30/20	$12,793	$12,006	$11,631	$10,584
5/31/20	$12,870	$12,062	$11,646	$10,588
6/30/20	$12,940	$12,137	$11,635	$10,589
7/31/20	$13,051	$12,319	$11,656	$10,591
8/31/20	$13,140	$12,219	$11,660	$10,592
9/30/20	$13,134	$12,213	$11,648	$10,593
10/31/20	$13,167	$12,158	$11,643	$10,594
11/30/20	$13,234	$12,277	$11,651	$10,595
12/31/20	$13,346	$12,294	$11,676	$10,595
1/31/21	$13,442	$12,206	$11,685	$10,596
2/28/21	$13,358	$12,030	$11,607	$10,597
3/31/21	$13,240	$11,880	$11,548	$10,597
4/30/21	$13,372	$11,974	$11,612	$10,598
5/31/21	$13,300	$12,013	$11,591	$10,598
6/30/21	$13,328	$12,097	$11,586	$10,598
7/31/21	$13,425	$12,232	$11,659	$10,598
8/31/21	$13,425	$12,209	$11,640	$10,599
9/30/21	$13,393	$12,103	$11,598	$10,599
10/31/21	$13,331	$12,100	$11,576	$10,599
11/30/21	$13,307	$12,136	$11,565	$10,600
12/31/21	$13,270	$12,105	$11,555	$10,600
1/31/22	$12,997	$11,844	$11,383	$10,601
2/28/22	$12,785	$11,712	$11,273	$10,602
3/31/22	$12,146	$11,386	$10,980	$10,603
4/30/22	$11,348	$10,954	$10,595	$10,606
5/31/22	$11,598	$11,025	$10,712	$10,611
6/30/22	$11,148	$10,852	$10,540	$10,619
7/31/22	$11,765	$11,117	$10,879	$10,630
8/31/22	$11,073	$10,803	$10,507	$10,645
9/30/22	$9,982	$10,336	$9,976	$10,666
10/31/22	$9,703	$10,202	$9,834	$10,693
11/30/22	$10,414	$10,578	$10,235	$10,723
12/31/22	$10,319	$10,530	$10,190	$10,759
1/31/23	$10,932	$10,854	$10,526	$10,799
2/28/23	$10,449	$10,573	$10,248	$10,837
3/31/23	$10,807	$10,842	$10,447	$10,880
4/30/23	$10,873	$10,908	$10,501	$10,923
5/31/23	$10,702	$10,789	$10,424	$10,970
6/30/23	$10,623	$10,750	$10,380	$11,016
7/31/23	$10,623	$10,743	$10,372	$11,067
8/31/23	$10,438	$10,674	$10,287	$11,118
9/30/23	$9,814	$10,403	$9,959	$11,168
10/31/23	$9,334	$10,239	$9,753	$11,221
11/30/23	$10,307	$10,702	$10,262	$11,272
12/31/23	$11,112	$11,112	$10,704	$11,325
1/31/24	$11,016	$11,082	$10,655	$11,378
2/29/24	$10,702	$10,925	$10,481	$11,428
3/31/24	$10,919	$11,026	$10,592	$11,480
4/30/24	$10,285	$10,747	$10,272	$11,532
5/31/24	$10,699	$10,930	$10,477	$11,586
6/30/24	$10,827	$11,033	$10,600	$11,638
7/31/24	$11,286	$11,291	$10,879	$11,692
8/31/24	$11,579	$11,453	$11,054	$11,746
9/30/24	$11,734	$11,606	$11,186	$11,797
10/31/24	$10,877	$11,319	$10,869	$11,848
11/30/24	$11,214	$11,438	$11,014	$11,895
12/31/24	$10,758	$11,251	$10,832	$11,942
1/31/25	$10,844	$11,311	$10,888	$11,988
2/28/25	$11,450	$11,560	$11,165	$12,029
3/31/25	$11,391	$11,564	$11,163	$12,074

Average Annual Return [Table Text Block]
Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO Mortgage and Short-Term Investments Portfolio	4.32%	(1.95%)	1.31%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. MBS Fixed-Rate Index	5.39%	(0.69%)	1.11%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 1,112,104,000
Holdings Count | Holding	2,551
Advisory Fees Paid, Amount	$ 243,000
InvestmentCompanyPortfolioTurnover	1758.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,112,104
# of Portfolio Holdings	2,551
Portfolio Turnover Rate	1,758%
Total Net Advisory Fees Paid During the Reporting Period	$243
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	326.2%
Asset-Backed Securities	9.7%
Non-Agency Mortgage-Backed Securities	8.5%
U.S. Treasury Obligations	6.5%
Municipal Bonds & Notes	0.4%
Other Investments	0.1%
Short-Term Instruments	0.6%
Affiliated Investments	0.3%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(252.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.22% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.22% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000027282
Shareholder Report [Line Items]
Fund Name	PIMCO Municipal Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Municipal Portfolio (the "Portfolio") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Municipal Portfolio	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Yield curve strategies contributed to performance, as front-end rates fell and long-end maturities rose.

  An overweight exposure to the pre-refunded sector contributed to performance, as the sector outperformed the broader municipal market.

  A tactical allocation to taxable municipals contributed to performance, as the taxable municipal index outperformed the broader municipal market.

  Security selection within the healthcare sector detracted from performance, as the Portfolio's holdings underperformed the broader municipal market.

  An underweight exposure to the housing sector detracted from performance, as the sector outperformed the broader municipal market.

  Security selection within the education sector detracted from performance, as the Portfolio's holdings underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	PIMCO Municipal Portfolio	Bloomberg Municipal Bond Index	Bloomberg Long Municipal Bond Index	FTSE 3-Month Treasury Bill Index
3/31/15	$10,000	$10,000	$10,000	$10,000
4/30/15	$9,988	$9,948	$9,906	$10,000
5/31/15	$9,951	$9,920	$9,872	$10,000
6/30/15	$9,938	$9,911	$9,841	$10,000
7/31/15	$10,000	$9,983	$9,945	$10,001
8/31/15	$10,012	$10,002	$9,972	$10,001
9/30/15	$10,106	$10,075	$10,044	$10,001
10/31/15	$10,181	$10,115	$10,088	$10,001
11/30/15	$10,206	$10,155	$10,177	$10,002
12/31/15	$10,250	$10,226	$10,289	$10,002
1/31/16	$10,356	$10,348	$10,408	$10,004
2/29/16	$10,409	$10,365	$10,427	$10,005
3/31/16	$10,448	$10,398	$10,519	$10,008
4/30/16	$10,489	$10,474	$10,629	$10,010
5/31/16	$10,558	$10,502	$10,722	$10,012
6/30/16	$10,676	$10,669	$10,993	$10,014
7/31/16	$10,718	$10,676	$10,981	$10,016
8/31/16	$10,746	$10,690	$11,015	$10,019
9/30/16	$10,714	$10,637	$10,919	$10,021
10/31/16	$10,686	$10,525	$10,749	$10,024
11/30/16	$10,461	$10,133	$10,217	$10,026
12/31/16	$10,491	$10,252	$10,379	$10,029
1/31/17	$10,549	$10,319	$10,442	$10,033
2/28/17	$10,650	$10,391	$10,524	$10,037
3/31/17	$10,666	$10,414	$10,560	$10,042
4/30/17	$10,710	$10,489	$10,637	$10,047
5/31/17	$10,783	$10,656	$10,877	$10,053
6/30/17	$10,782	$10,617	$10,850	$10,060
7/31/17	$10,827	$10,703	$10,955	$10,068
8/31/17	$10,902	$10,785	$11,061	$10,077
9/30/17	$10,893	$10,730	$10,984	$10,086
10/31/17	$10,893	$10,756	$11,036	$10,095
11/30/17	$10,878	$10,699	$11,058	$10,104
12/31/17	$10,917	$10,810	$11,229	$10,114
1/31/18	$10,902	$10,683	$11,023	$10,125
2/28/18	$10,887	$10,651	$10,976	$10,136
3/31/18	$10,921	$10,691	$11,053	$10,149
4/30/18	$10,890	$10,652	$10,983	$10,163
5/31/18	$10,967	$10,774	$11,169	$10,178
6/30/18	$11,000	$10,784	$11,155	$10,193
7/31/18	$11,015	$10,810	$11,157	$10,210
8/31/18	$11,031	$10,837	$11,203	$10,227
9/30/18	$10,987	$10,767	$11,102	$10,244
10/31/18	$10,924	$10,701	$10,977	$10,263
11/30/18	$11,019	$10,819	$11,115	$10,282
12/31/18	$11,123	$10,949	$11,267	$10,302
1/31/19	$11,188	$11,032	$11,331	$10,323
2/28/19	$11,238	$11,091	$11,403	$10,342
3/31/19	$11,532	$11,266	$11,701	$10,364
4/30/19	$11,582	$11,308	$11,797	$10,385
5/31/19	$11,846	$11,464	$12,010	$10,406
6/30/19	$11,909	$11,507	$12,039	$10,427
7/31/19	$11,992	$11,599	$12,142	$10,448
8/31/19	$12,341	$11,782	$12,451	$10,468
9/30/19	$12,223	$11,688	$12,356	$10,486
10/31/19	$12,206	$11,709	$12,354	$10,504
11/30/19	$12,223	$11,738	$12,392	$10,519
12/31/19	$12,228	$11,774	$12,423	$10,534
1/31/20	$12,557	$11,986	$12,726	$10,548
2/29/20	$12,852	$12,140	$12,999	$10,562
3/31/20	$12,180	$11,700	$12,275	$10,575
4/30/20	$11,865	$11,553	$11,952	$10,584
5/31/20	$12,285	$11,920	$12,449	$10,588
6/30/20	$12,527	$12,019	$12,635	$10,589
7/31/20	$12,809	$12,221	$12,932	$10,591
8/31/20	$12,739	$12,164	$12,831	$10,592
9/30/20	$12,694	$12,166	$12,813	$10,593
10/31/20	$12,640	$12,130	$12,759	$10,594
11/30/20	$12,890	$12,313	$13,079	$10,595
12/31/20	$13,020	$12,388	$13,200	$10,595
1/31/21	$13,149	$12,467	$13,329	$10,596
2/28/21	$12,855	$12,269	$13,008	$10,597
3/31/21	$12,921	$12,344	$13,138	$10,597
4/30/21	$13,087	$12,448	$13,320	$10,598
5/31/21	$13,162	$12,485	$13,415	$10,598
6/30/21	$13,262	$12,519	$13,508	$10,598
7/31/21	$13,374	$12,623	$13,651	$10,598
8/31/21	$13,318	$12,577	$13,542	$10,599
9/30/21	$13,175	$12,486	$13,407	$10,599
10/31/21	$13,194	$12,449	$13,369	$10,599
11/30/21	$13,344	$12,555	$13,589	$10,600
12/31/21	$13,361	$12,576	$13,619	$10,600
1/31/22	$12,982	$12,231	$13,136	$10,601
2/28/22	$12,906	$12,188	$13,068	$10,602
3/31/22	$12,412	$11,793	$12,441	$10,603
4/30/22	$11,914	$11,466	$11,866	$10,606
5/31/22	$12,048	$11,637	$12,080	$10,611
6/30/22	$11,783	$11,446	$11,622	$10,619
7/31/22	$12,111	$11,749	$12,059	$10,630
8/31/22	$11,744	$11,491	$11,634	$10,645
9/30/22	$11,242	$11,050	$10,930	$10,666
10/31/22	$11,067	$10,958	$10,693	$10,693
11/30/22	$11,747	$11,471	$11,530	$10,723
12/31/22	$11,706	$11,504	$11,497	$10,759
1/31/23	$12,118	$11,834	$12,039	$10,799
2/28/23	$11,823	$11,566	$11,638	$10,837
3/31/23	$12,108	$11,823	$11,988	$10,880
4/30/23	$12,108	$11,796	$11,965	$10,923
5/31/23	$12,008	$11,694	$11,868	$10,970
6/30/23	$12,142	$11,811	$12,068	$11,016
7/31/23	$12,162	$11,858	$12,111	$11,067
8/31/23	$11,982	$11,687	$11,803	$11,118
9/30/23	$11,597	$11,344	$11,265	$11,168
10/31/23	$11,355	$11,248	$11,042	$11,221
11/30/23	$12,261	$11,962	$12,154	$11,272
12/31/23	$12,607	$12,240	$12,572	$11,325
1/31/24	$12,586	$12,177	$12,460	$11,378
2/29/24	$12,586	$12,193	$12,479	$11,428
3/31/24	$12,602	$12,193	$12,478	$11,480
4/30/24	$12,436	$12,042	$12,268	$11,532
5/31/24	$12,457	$12,006	$12,324	$11,586
6/30/24	$12,658	$12,190	$12,582	$11,638
7/31/24	$12,741	$12,301	$12,704	$11,692
8/31/24	$12,845	$12,398	$12,787	$11,746
9/30/24	$12,980	$12,521	$12,963	$11,797
10/31/24	$12,791	$12,338	$12,710	$11,848
11/30/24	$13,044	$12,552	$13,074	$11,895
12/31/24	$12,831	$12,369	$12,749	$11,942
1/31/25	$12,852	$12,431	$12,759	$11,988
2/28/25	$13,000	$12,554	$12,884	$12,029
3/31/25	$12,723	$12,341	$12,562	$12,074

Average Annual Return [Table Text Block]
Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO Municipal Portfolio	0.97%	0.88%	2.44%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg Long Municipal Bond Index	0.67%	0.46%	2.31%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 100,378,000
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 22,000
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$100,378
# of Portfolio Holdings	84
Portfolio Turnover Rate	9%
Total Net Advisory Fees Paid During the Reporting Period	$22
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Port, Airport & Marina Revenue	15.5%
Health, Hospital & Nursing Home Revenue	14.4%
College & University Revenue	8.2%
Ad Valorem Property Tax	6.7%
Income Tax Revenue	6.3%
Appropriations	6.1%
Electric Power & Light Revenue	5.8%
Highway Revenue Tolls	5.4%
Water Revenue	4.2%
Hotel Occupancy Tax	3.3%
Natural Gas Revenue	3.1%
Other Investments	16.8%
Short-Term Instruments	0.4%
Affiliated Investments	2.7%
Other Assets and Liabilities, Net	1.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000227285
Shareholder Report [Line Items]
Fund Name	PIMCO Sector Fund Series – AM
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Sector Fund Series – AM (the "Portfolio") for the period of July 19, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?Footnote Reference1

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Sector Fund Series – AM	$92	1.28%
Footnote	Description
Footnote[1]	Annualized. The Portfolio commenced operations on July 19, 2024.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to structured agency mortgage-backed securities ("MBS") positions contributed to performance, as interest only agency collateralized mortgage obligations posted positive returns.

  Agency MBS relative value strategies contributed to performance, as spreads tightened.

  Overweight exposure to non-agency residential MBS contributed to performance, as securities posted positive returns.

  Underweight exposure to the 7-year portion of the curve detracted from performance, as the 7-year portion of the curve decreased.

  There were no other material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	PIMCO Sector Fund Series – AM	Bloomberg U.S. Aggregate Index	Bloomberg U.S. MBS Fixed-Rate Index
7/19/24	$10,000	$10,000	$10,000
7/31/24	$10,110	$10,111	$10,119
8/31/24	$10,280	$10,257	$10,283
9/30/24	$10,400	$10,394	$10,405
10/31/24	$10,090	$10,136	$10,110
11/30/24	$10,250	$10,243	$10,245
12/31/24	$10,098	$10,076	$10,076
1/31/25	$10,170	$10,129	$10,128
2/28/25	$10,426	$10,352	$10,386
3/31/25	$10,426	$10,356	$10,384

Average Annual Return [Table Text Block]
Portfolio/Index Name	Since Inception 7/19/24
PIMCO Sector Fund Series – AM	4.26%
Bloomberg U.S. Aggregate Index	2.42%
Bloomberg U.S. MBS Fixed-Rate Index	2.61%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 51,208,000
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	906.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$51,208
# of Portfolio Holdings	95
Portfolio Turnover Rate	906%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	186.6%
Non-Agency Mortgage-Backed Securities	15.4%
Affiliated Investments	1.5%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(103.5%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Change to Principal Investment Strategies. Effective September 20, 2024, the Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its net assets in a portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Previously, the Portfolio sought to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

Material Fund Change Strategies [Text Block]

Change to Principal Investment Strategies. Effective September 20, 2024, the Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its net assets in a portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Previously, the Portfolio sought to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000227289
Shareholder Report [Line Items]
Fund Name	PIMCO Sector Fund Series – H
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Sector Fund Series – H (the "Portfolio") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Sector Fund Series – H	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the intermediate part of the curve contributed to performance, as interest rates fell in the intermediate part of the curve.

  Security selection within the cable and satellite sector, specifically underweight exposure to a U.S.cable provider, contributed to performance, as spreads widened.

  Security selection within the transportation sector, specifically overweight exposure to a domestic low-cost airline carrier, contributed to performance, as prices rose amid a debt restructuring.

  Underweight exposure to the wirelines sector detracted from performance, as the sector outperformed the broader market.

  Overweight exposure to the energy - services sector detracted from performance, as the sector underperformed the broader market.

  Security selection within the construction and machinery sector, specifically overweight exposure to a construction equipment dealership operator, detracted from performance, as spreads widened amid market volatility.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	PIMCO Sector Fund Series – H	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
2/22/24	$10,000	$10,000	$10,000
2/29/24	$9,980	$10,047	$9,999
3/31/24	$10,100	$10,140	$10,117
4/30/24	$10,010	$9,884	$10,024
5/31/24	$10,150	$10,051	$10,136
6/30/24	$10,252	$10,146	$10,239
7/31/24	$10,425	$10,383	$10,410
8/31/24	$10,597	$10,533	$10,570
9/30/24	$10,710	$10,674	$10,689
10/31/24	$10,638	$10,409	$10,612
11/30/24	$10,762	$10,519	$10,726
12/31/24	$10,730	$10,347	$10,671
1/31/25	$10,869	$10,402	$10,814
2/28/25	$10,964	$10,631	$10,887
3/31/25	$10,887	$10,635	$10,794

Average Annual Return [Table Text Block]
Portfolio/Index Name	1 Year	Since Inception 2/22/24
PIMCO Sector Fund Series – H	7.80%	7.98%
Bloomberg U.S. Aggregate Index	4.88%	5.73%
ICE BofA U.S. High Yield, BB-B Rated, Constrained Index	6.69%	7.16%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 35,605,000
Holdings Count | Holding	372
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$35,605
# of Portfolio Holdings	372
Portfolio Turnover Rate	33%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	77.7%
U.S. Treasury Obligations	9.6%
Loan Participations and Assignments	5.9%
Other Investments	0.2%
Affiliated Investments	5.9%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.7%
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000227290
Shareholder Report [Line Items]
Fund Name	PIMCO Sector Fund Series – I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Sector Fund Series – I (the "Portfolio") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Sector Fund Series – I	$63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the banks and brokerage sector, specifically overweight exposure to a U.S. global systemically important financial institution, contributed to performance, as spreads tightened.

  Duration positioning contributed to performance, specifically through a curve steepening bias, as the U.S. yield curve steepened.

  Security selection within the specialty finance sector, specifically overweight exposure to an auto original equipment manufacturer, contributed to performance, as spreads tightened.

  Tactical exposure to emerging markets, specifically exposure to Mexican sovereign debt, contributed to performance, as spreads tightened.

  Tactical exposure to securitized credit, specifically exposure to agency mortgage-backed securities, detracted from performance, as spreads widened.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	PIMCO Sector Fund Series – I	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Credit Index
6/2/22	$10,000	$10,000	$10,000
6/30/22	$9,740	$9,866	$9,759
7/31/22	$10,050	$10,107	$10,055
8/31/22	$9,760	$9,822	$9,771
9/30/22	$9,280	$9,397	$9,276
10/31/22	$9,210	$9,276	$9,180
11/30/22	$9,651	$9,617	$9,637
12/31/22	$9,596	$9,573	$9,595
1/31/23	$10,004	$9,868	$9,961
2/28/23	$9,719	$9,613	$9,661
3/31/23	$9,986	$9,857	$9,926
4/30/23	$10,068	$9,917	$10,004
5/31/23	$9,955	$9,809	$9,865
6/30/23	$9,974	$9,774	$9,895
7/31/23	$10,005	$9,767	$9,926
8/31/23	$9,953	$9,705	$9,854
9/30/23	$9,701	$9,458	$9,598
10/31/23	$9,524	$9,309	$9,427
11/30/23	$10,055	$9,730	$9,962
12/31/23	$10,495	$10,103	$10,380
1/31/24	$10,506	$10,075	$10,361
2/29/24	$10,379	$9,933	$10,212
3/31/24	$10,510	$10,024	$10,337
4/30/24	$10,264	$9,771	$10,080
5/31/24	$10,467	$9,937	$10,264
6/30/24	$10,547	$10,031	$10,332
7/31/24	$10,827	$10,265	$10,575
8/31/24	$10,988	$10,413	$10,739
9/30/24	$11,166	$10,552	$10,923
10/31/24	$10,904	$10,290	$10,659
11/30/24	$11,068	$10,399	$10,795
12/31/24	$10,878	$10,229	$10,591
1/31/25	$10,956	$10,283	$10,650
2/28/25	$11,224	$10,509	$10,867
3/31/25	$11,193	$10,513	$10,841

Average Annual Return [Table Text Block]
Portfolio/Index Name	1 Year	Since Inception 6/2/22
PIMCO Sector Fund Series – I	6.50%	4.07%
Bloomberg U.S. Aggregate Index	4.88%	1.78%
Bloomberg U.S. Credit Index	4.87%	2.90%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 2,834,233,000
Holdings Count | Holding	1,465
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	218.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,834,233
# of Portfolio Holdings	1,465
Portfolio Turnover Rate	218%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	74.1%
U.S. Treasury Obligations	36.6%
U.S. Government Agencies	7.7%
Asset-Backed Securities	3.8%
Sovereign Issues	2.1%
Preferred Securities	1.2%
Non-Agency Mortgage-Backed Securities	0.8%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	0.1%
Affiliated Investments	0.1%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(26.7%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.32% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.32% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000027283
Shareholder Report [Line Items]
Fund Name	PIMCO Real Return Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Real Return Portfolio (the "Portfolio") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Real Return Portfolio	$429	4.14%

Expenses Paid, Amount	$ 429
Expense Ratio, Percent	4.14%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to U.S. Treasury inflation-protected securities ("TIPS") and the associated carry contributed to relative performance versus the Bloomberg U.S. TIPS Index ("Index"), as U.S. TIPS outperformed comparable nominals.

  Curve positioning within U.S. interest rates, specifically an overweight exposure to intermediate maturities relative to an underweight exposure to long-term maturities, contributed to relative performance versus the Index, as the U.S. interest rates curve steepened over the period.

  There were no other material contributors or detractors for the Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	PIMCO Real Return Portfolio	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index	FTSE 3-Month Treasury Bill Index
3/31/15	$10,000	$10,000	$10,000	$10,000
4/30/15	$10,034	$9,964	$10,074	$10,000
5/31/15	$9,922	$9,940	$9,991	$10,000
6/30/15	$9,827	$9,832	$9,894	$10,000
7/31/15	$9,917	$9,900	$9,914	$10,001
8/31/15	$9,771	$9,886	$9,838	$10,001
9/30/15	$9,700	$9,953	$9,780	$10,001
10/31/15	$9,767	$9,954	$9,805	$10,001
11/30/15	$9,756	$9,928	$9,795	$10,002
12/31/15	$9,577	$9,896	$9,718	$10,002
1/31/16	$9,780	$10,032	$9,862	$10,004
2/29/16	$9,915	$10,103	$9,972	$10,005
3/31/16	$10,276	$10,196	$10,151	$10,008
4/30/16	$10,355	$10,235	$10,186	$10,010
5/31/16	$10,208	$10,238	$10,114	$10,012
6/30/16	$10,573	$10,422	$10,324	$10,014
7/31/16	$10,708	$10,488	$10,414	$10,016
8/31/16	$10,629	$10,476	$10,367	$10,019
9/30/16	$10,798	$10,470	$10,424	$10,021
10/31/16	$10,695	$10,389	$10,382	$10,024
11/30/16	$10,308	$10,144	$10,183	$10,026
12/31/16	$10,296	$10,158	$10,173	$10,029
1/31/17	$10,480	$10,178	$10,259	$10,033
2/28/17	$10,572	$10,246	$10,307	$10,037
3/31/17	$10,589	$10,241	$10,301	$10,042
4/30/17	$10,684	$10,320	$10,362	$10,047
5/31/17	$10,684	$10,399	$10,358	$10,053
6/30/17	$10,534	$10,389	$10,260	$10,060
7/31/17	$10,630	$10,434	$10,305	$10,068
8/31/17	$10,809	$10,527	$10,415	$10,077
9/30/17	$10,688	$10,477	$10,348	$10,086
10/31/17	$10,785	$10,483	$10,370	$10,095
11/30/17	$10,809	$10,470	$10,384	$10,104
12/31/17	$11,021	$10,518	$10,479	$10,114
1/31/18	$10,826	$10,397	$10,389	$10,125
2/28/18	$10,643	$10,298	$10,288	$10,136
3/31/18	$10,812	$10,364	$10,396	$10,149
4/30/18	$10,787	$10,287	$10,390	$10,163
5/31/18	$10,849	$10,360	$10,434	$10,178
6/30/18	$10,951	$10,348	$10,476	$10,193
7/31/18	$10,862	$10,350	$10,426	$10,210
8/31/18	$10,951	$10,417	$10,501	$10,227
9/30/18	$10,789	$10,350	$10,390	$10,244
10/31/18	$10,569	$10,268	$10,242	$10,263
11/30/18	$10,647	$10,329	$10,290	$10,282
12/31/18	$10,756	$10,519	$10,347	$10,302
1/31/19	$10,990	$10,631	$10,486	$10,323
2/28/19	$10,961	$10,625	$10,484	$10,342
3/31/19	$11,292	$10,829	$10,677	$10,364
4/30/19	$11,321	$10,831	$10,713	$10,385
5/31/19	$11,659	$11,024	$10,890	$10,406
6/30/19	$11,812	$11,162	$10,983	$10,427
7/31/19	$11,856	$11,187	$11,022	$10,448
8/31/19	$12,329	$11,476	$11,284	$10,468
9/30/19	$12,071	$11,415	$11,131	$10,486
10/31/19	$12,042	$11,450	$11,159	$10,504
11/30/19	$12,071	$11,444	$11,176	$10,519
12/31/19	$12,119	$11,436	$11,219	$10,534
1/31/20	$12,583	$11,656	$11,454	$10,548
2/29/20	$12,762	$11,866	$11,613	$10,562
3/31/20	$12,512	$11,796	$11,409	$10,575
4/30/20	$13,185	$12,006	$11,726	$10,584
5/31/20	$13,365	$12,062	$11,761	$10,588
6/30/20	$13,614	$12,137	$11,892	$10,589
7/31/20	$14,172	$12,319	$12,166	$10,591
8/31/20	$14,436	$12,219	$12,299	$10,592
9/30/20	$14,367	$12,213	$12,253	$10,593
10/31/20	$14,207	$12,158	$12,174	$10,594
11/30/20	$14,479	$12,277	$12,311	$10,595
12/31/20	$14,767	$12,294	$12,452	$10,595
1/31/21	$14,891	$12,206	$12,493	$10,596
2/28/21	$14,411	$12,030	$12,292	$10,597
3/31/21	$14,375	$11,880	$12,269	$10,597
4/30/21	$14,737	$11,974	$12,440	$10,598
5/31/21	$15,025	$12,013	$12,591	$10,598
6/30/21	$15,222	$12,097	$12,667	$10,598
7/31/21	$15,933	$12,232	$13,005	$10,598
8/31/21	$15,897	$12,209	$12,982	$10,599
9/30/21	$15,697	$12,103	$12,889	$10,599
10/31/21	$15,982	$12,100	$13,035	$10,599
11/30/21	$16,286	$12,136	$13,152	$10,600
12/31/21	$16,342	$12,105	$13,194	$10,600
1/31/22	$15,724	$11,844	$12,927	$10,601
2/28/22	$16,020	$11,712	$13,037	$10,602
3/31/22	$15,575	$11,386	$12,795	$10,603
4/30/22	$14,999	$10,954	$12,533	$10,606
5/31/22	$14,725	$11,025	$12,409	$10,611
6/30/22	$13,944	$10,852	$12,016	$10,619
7/31/22	$14,942	$11,117	$12,539	$10,630
8/31/22	$14,229	$10,803	$12,206	$10,645
9/30/22	$12,555	$10,336	$11,398	$10,666
10/31/22	$12,796	$10,202	$11,540	$10,693
11/30/22	$13,187	$10,578	$11,750	$10,723
12/31/22	$12,920	$10,530	$11,631	$10,759
1/31/23	$13,337	$10,854	$11,844	$10,799
2/28/23	$12,984	$10,573	$11,681	$10,837
3/31/23	$13,598	$10,842	$12,019	$10,880
4/30/23	$13,587	$10,908	$12,032	$10,923
5/31/23	$13,245	$10,789	$11,888	$10,970
6/30/23	$13,148	$10,750	$11,848	$11,016
7/31/23	$13,137	$10,743	$11,863	$11,067
8/31/23	$12,899	$10,674	$11,757	$11,118
9/30/23	$12,454	$10,403	$11,540	$11,168
10/31/23	$12,268	$10,239	$11,457	$11,221
11/30/23	$12,782	$10,702	$11,767	$11,272
12/31/23	$13,270	$11,112	$12,084	$11,325
1/31/24	$13,336	$11,082	$12,105	$11,378
2/29/24	$13,059	$10,925	$11,975	$11,428
3/31/24	$13,170	$11,026	$12,074	$11,480
4/30/24	$12,782	$10,747	$11,870	$11,532
5/31/24	$13,114	$10,930	$12,074	$11,586
6/30/24	$13,248	$11,033	$12,169	$11,638
7/31/24	$13,610	$11,291	$12,386	$11,692
8/31/24	$13,758	$11,453	$12,483	$11,746
9/30/24	$14,065	$11,606	$12,670	$11,797
10/31/24	$13,595	$11,319	$12,443	$11,848
11/30/24	$13,664	$11,438	$12,503	$11,895
12/31/24	$13,262	$11,251	$12,306	$11,942
1/31/25	$13,515	$11,311	$12,465	$11,988
2/28/25	$13,985	$11,560	$12,736	$12,029
3/31/25	$14,131	$11,564	$12,818	$12,074

Average Annual Return [Table Text Block]
Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO Real Return Portfolio	7.29%	2.46%	3.52%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. TIPS Index	6.17%	2.36%	2.51%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 462,085,000
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 87,000
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$462,085
# of Portfolio Holdings	89
Portfolio Turnover Rate	33%
Total Net Advisory Fees Paid During the Reporting Period	$87
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	177.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.1%
Affiliated Investments	4.1%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(81.3%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.19% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.19% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000187474
Shareholder Report [Line Items]
Fund Name	PIMCO Short Asset Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short Asset Portfolio (the "Portfolio") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Short Asset Portfolio	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to investment grade corporate credit, specifically financials,contributed to relative performance versus FTSE 3-Month U.S. Treasury Bill Index ("Index"), as investment grade corporate bonds had positive returns.

  Overweight exposure to U.S. duration, particularly the one-year part of the curve, contributed to relative performance versus the Index, as interest rates fell.

  Overweight exposure to select securitized credit, particularly collateralized loan obligations, contributed to relative performance versus the Index, as spreads tightened.

  Long exposure to U.K. duration, particularly on the 5-year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

  There were no other material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	PIMCO Short Asset Portfolio	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
5/1/17	$10,000	$10,000	$10,000
5/31/17	$10,012	$10,099	$10,006
6/30/17	$10,035	$10,089	$10,013
7/31/17	$10,054	$10,132	$10,021
8/31/17	$10,066	$10,223	$10,030
9/30/17	$10,091	$10,174	$10,039
10/31/17	$10,112	$10,180	$10,048
11/30/17	$10,126	$10,167	$10,057
12/31/17	$10,143	$10,214	$10,067
1/31/18	$10,165	$10,096	$10,078
2/28/18	$10,178	$10,001	$10,089
3/31/18	$10,188	$10,065	$10,102
4/30/18	$10,217	$9,990	$10,115
5/31/18	$10,235	$10,061	$10,130
6/30/18	$10,255	$10,049	$10,146
7/31/18	$10,284	$10,051	$10,162
8/31/18	$10,308	$10,116	$10,179
9/30/18	$10,335	$10,051	$10,196
10/31/18	$10,354	$9,971	$10,215
11/30/18	$10,353	$10,031	$10,234
12/31/18	$10,343	$10,215	$10,254
1/31/19	$10,386	$10,324	$10,275
2/28/19	$10,428	$10,318	$10,294
3/31/19	$10,449	$10,516	$10,315
4/30/19	$10,487	$10,518	$10,336
5/31/19	$10,498	$10,705	$10,358
6/30/19	$10,526	$10,840	$10,379
7/31/19	$10,559	$10,863	$10,399
8/31/19	$10,584	$11,145	$10,419
9/30/19	$10,610	$11,085	$10,437
10/31/19	$10,636	$11,119	$10,455
11/30/19	$10,656	$11,113	$10,470
12/31/19	$10,681	$11,105	$10,485
1/31/20	$10,720	$11,319	$10,499
2/29/20	$10,730	$11,523	$10,513
3/31/20	$10,474	$11,455	$10,526
4/30/20	$10,640	$11,659	$10,534
5/31/20	$10,722	$11,713	$10,539
6/30/20	$10,810	$11,787	$10,540
7/31/20	$10,847	$11,963	$10,541
8/31/20	$10,869	$11,866	$10,542
9/30/20	$10,885	$11,860	$10,543
10/31/20	$10,899	$11,807	$10,544
11/30/20	$10,909	$11,923	$10,545
12/31/20	$10,927	$11,939	$10,546
1/31/21	$10,946	$11,854	$10,547
2/28/21	$10,952	$11,682	$10,547
3/31/21	$10,963	$11,536	$10,548
4/30/21	$10,968	$11,628	$10,548
5/31/21	$10,976	$11,666	$10,549
6/30/21	$10,975	$11,748	$10,549
7/31/21	$10,972	$11,879	$10,549
8/31/21	$10,979	$11,856	$10,549
9/30/21	$10,993	$11,754	$10,550
10/31/21	$10,989	$11,750	$10,550
11/30/21	$10,979	$11,785	$10,550
12/31/21	$10,980	$11,755	$10,551
1/31/22	$10,978	$11,502	$10,551
2/28/22	$10,950	$11,373	$10,552
3/31/22	$10,882	$11,057	$10,554
4/30/22	$10,884	$10,638	$10,557
5/31/22	$10,888	$10,706	$10,562
6/30/22	$10,835	$10,538	$10,569
7/31/22	$10,831	$10,796	$10,580
8/31/22	$10,896	$10,491	$10,596
9/30/22	$10,908	$10,038	$10,616
10/31/22	$10,909	$9,908	$10,643
11/30/22	$10,947	$10,272	$10,673
12/31/22	$11,016	$10,226	$10,709
1/31/23	$11,083	$10,540	$10,749
2/28/23	$11,146	$10,268	$10,786
3/31/23	$11,151	$10,529	$10,829
4/30/23	$11,205	$10,592	$10,873
5/31/23	$11,267	$10,477	$10,919
6/30/23	$11,335	$10,440	$10,965
7/31/23	$11,403	$10,432	$11,015
8/31/23	$11,467	$10,366	$11,066
9/30/23	$11,537	$10,102	$11,116
10/31/23	$11,593	$9,943	$11,169
11/30/23	$11,651	$10,393	$11,220
12/31/23	$11,721	$10,791	$11,272
1/31/24	$11,797	$10,761	$11,325
2/29/24	$11,864	$10,609	$11,374
3/31/24	$11,936	$10,707	$11,427
4/30/24	$11,997	$10,437	$11,478
5/31/24	$12,064	$10,614	$11,532
6/30/24	$12,120	$10,714	$11,583
7/31/24	$12,172	$10,965	$11,637
8/31/24	$12,238	$11,122	$11,691
9/30/24	$12,296	$11,271	$11,742
10/31/24	$12,363	$10,992	$11,793
11/30/24	$12,427	$11,108	$11,840
12/31/24	$12,497	$10,926	$11,886
1/31/25	$12,562	$10,984	$11,932
2/28/25	$12,608	$11,226	$11,973
3/31/25	$12,644	$11,230	$12,017

Average Annual Return [Table Text Block]
Portfolio/Index Name	1 Year	5 Years	Since Inception 5/1/17
PIMCO Short Asset Portfolio	5.93%	3.84%	3.01%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.48%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	2.35%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 6,044,808,000
Holdings Count | Holding	775
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$6,044,808
# of Portfolio Holdings	775
Portfolio Turnover Rate	53%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	56.1%
Asset-Backed Securities	16.9%
U.S. Government Agencies	14.7%
Non-Agency Mortgage-Backed Securities	4.9%
Sovereign Issues	1.7%
U.S. Treasury Obligations	0.3%
Short-Term Instruments	7.1%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(1.7%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000076734
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Floating NAV Portfolio II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short-Term Floating NAV Portfolio II (the "Portfolio") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Short-Term Floating NAV Portfolio II	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of investment grade corporate credit, particularly financials, contributed to relative performance versus FTSE 3-Month U.S. Treasury Bill Index ("Index"), as investment grade corporate bonds had positive returns.

  U.S. duration positioning contributed to relative performance versus the Index, as carry contributions from the strengthening U.S. dollar offset detractions from underweight positioning as interest rates fell.

  There were no material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	PIMCO Short-Term Floating NAV Portfolio II	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,002	$9,964	$10,000
5/31/15	$10,004	$9,940	$10,000
6/30/15	$10,006	$9,832	$10,000
7/31/15	$10,009	$9,900	$10,001
8/31/15	$10,010	$9,886	$10,001
9/30/15	$10,011	$9,953	$10,001
10/31/15	$10,015	$9,954	$10,001
11/30/15	$10,017	$9,928	$10,002
12/31/15	$10,019	$9,896	$10,002
1/31/16	$10,025	$10,032	$10,004
2/29/16	$10,031	$10,103	$10,005
3/31/16	$10,037	$10,196	$10,008
4/30/16	$10,044	$10,235	$10,010
5/31/16	$10,049	$10,238	$10,012
6/30/16	$10,055	$10,422	$10,014
7/31/16	$10,063	$10,488	$10,016
8/31/16	$10,069	$10,476	$10,019
9/30/16	$10,077	$10,470	$10,021
10/31/16	$10,083	$10,389	$10,024
11/30/16	$10,088	$10,144	$10,026
12/31/16	$10,096	$10,158	$10,029
1/31/17	$10,106	$10,178	$10,033
2/28/17	$10,115	$10,246	$10,037
3/31/17	$10,122	$10,241	$10,042
4/30/17	$10,131	$10,320	$10,047
5/31/17	$10,140	$10,399	$10,053
6/30/17	$10,150	$10,389	$10,060
7/31/17	$10,161	$10,434	$10,068
8/31/17	$10,173	$10,527	$10,077
9/30/17	$10,184	$10,477	$10,086
10/31/17	$10,195	$10,483	$10,095
11/30/17	$10,205	$10,470	$10,104
12/31/17	$10,216	$10,518	$10,114
1/31/18	$10,230	$10,397	$10,125
2/28/18	$10,241	$10,298	$10,136
3/31/18	$10,257	$10,364	$10,149
4/30/18	$10,274	$10,287	$10,163
5/31/18	$10,293	$10,360	$10,178
6/30/18	$10,310	$10,348	$10,193
7/31/18	$10,329	$10,350	$10,210
8/31/18	$10,349	$10,417	$10,227
9/30/18	$10,366	$10,350	$10,244
10/31/18	$10,386	$10,268	$10,263
11/30/18	$10,406	$10,329	$10,282
12/31/18	$10,427	$10,519	$10,302
1/31/19	$10,453	$10,631	$10,323
2/28/19	$10,475	$10,625	$10,342
3/31/19	$10,498	$10,829	$10,364
4/30/19	$10,522	$10,831	$10,385
5/31/19	$10,546	$11,024	$10,406
6/30/19	$10,567	$11,162	$10,427
7/31/19	$10,590	$11,187	$10,448
8/31/19	$10,613	$11,476	$10,468
9/30/19	$10,632	$11,415	$10,486
10/31/19	$10,651	$11,450	$10,504
11/30/19	$10,667	$11,444	$10,519
12/31/19	$10,683	$11,436	$10,534
1/31/20	$10,703	$11,656	$10,548
2/29/20	$10,718	$11,866	$10,562
3/31/20	$10,671	$11,796	$10,575
4/30/20	$10,722	$12,006	$10,584
5/31/20	$10,741	$12,062	$10,588
6/30/20	$10,750	$12,137	$10,589
7/31/20	$10,754	$12,319	$10,591
8/31/20	$10,757	$12,219	$10,592
9/30/20	$10,759	$12,213	$10,593
10/31/20	$10,759	$12,158	$10,594
11/30/20	$10,761	$12,277	$10,595
12/31/20	$10,763	$12,294	$10,595
1/31/21	$10,764	$12,206	$10,596
2/28/21	$10,765	$12,030	$10,597
3/31/21	$10,765	$11,880	$10,597
4/30/21	$10,766	$11,974	$10,598
5/31/21	$10,767	$12,013	$10,598
6/30/21	$10,766	$12,097	$10,598
7/31/21	$10,767	$12,232	$10,598
8/31/21	$10,767	$12,209	$10,599
9/30/21	$10,769	$12,103	$10,599
10/31/21	$10,768	$12,100	$10,599
11/30/21	$10,768	$12,136	$10,600
12/31/21	$10,769	$12,105	$10,600
1/31/22	$10,768	$11,844	$10,601
2/28/22	$10,768	$11,712	$10,602
3/31/22	$10,768	$11,386	$10,603
4/30/22	$10,771	$10,954	$10,606
5/31/22	$10,777	$11,025	$10,611
6/30/22	$10,783	$10,852	$10,619
7/31/22	$10,798	$11,117	$10,630
8/31/22	$10,818	$10,803	$10,645
9/30/22	$10,838	$10,336	$10,666
10/31/22	$10,861	$10,202	$10,693
11/30/22	$10,899	$10,578	$10,723
12/31/22	$10,940	$10,530	$10,759
1/31/23	$10,988	$10,854	$10,799
2/28/23	$11,027	$10,573	$10,837
3/31/23	$11,071	$10,842	$10,880
4/30/23	$11,115	$10,908	$10,923
5/31/23	$11,163	$10,789	$10,970
6/30/23	$11,214	$10,750	$11,016
7/31/23	$11,261	$10,743	$11,067
8/31/23	$11,313	$10,674	$11,118
9/30/23	$11,364	$10,403	$11,168
10/31/23	$11,415	$10,239	$11,221
11/30/23	$11,472	$10,702	$11,272
12/31/23	$11,528	$11,112	$11,325
1/31/24	$11,580	$11,082	$11,378
2/29/24	$11,631	$10,925	$11,428
3/31/24	$11,679	$11,026	$11,480
4/30/24	$11,736	$10,747	$11,532
5/31/24	$11,794	$10,930	$11,586
6/30/24	$11,844	$11,033	$11,638
7/31/24	$11,901	$11,291	$11,692
8/31/24	$11,961	$11,453	$11,746
9/30/24	$12,011	$11,606	$11,797
10/31/24	$12,061	$11,319	$11,848
11/30/24	$12,110	$11,438	$11,895
12/31/24	$12,158	$11,251	$11,942
1/31/25	$12,205	$11,311	$11,988
2/28/25	$12,247	$11,560	$12,029
3/31/25	$12,290	$11,564	$12,074

Average Annual Return [Table Text Block]
Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO Short-Term Floating NAV Portfolio II	5.23%	2.87%	2.08%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 8,439,747,000
Holdings Count | Holding	258
Advisory Fees Paid, Amount	$ 1,646,000
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$8,439,747
# of Portfolio Holdings	258
Portfolio Turnover Rate	112%
Total Net Advisory Fees Paid During the Reporting Period	$1,646
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	15.2%
Sovereign Issues	0.6%
U.S. Treasury Obligations	0.6%
Asset-Backed Securities	0.4%
U.S. Government Agencies	0.1%
Short-Term Instruments	94.5%
Other Assets and Liabilities, Net	(11.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000113894
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Floating NAV Portfolio III
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short-Term Floating NAV Portfolio III (the "Portfolio") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Short-Term Floating NAV Portfolio III	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of investment grade corporate credit, particularly financials, contributed to relative performance, as investment grade corporate bonds had positive total returns.

  Long exposure to the Canadian dollar contributed to relative performance, as the currency appreciated relative to the U.S. dollar.

  There were no material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	PIMCO Short-Term Floating NAV Portfolio III	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,004	$9,964	$10,000
5/31/15	$10,010	$9,940	$10,000
6/30/15	$10,011	$9,832	$10,000
7/31/15	$10,018	$9,900	$10,001
8/31/15	$10,018	$9,886	$10,001
9/30/15	$10,020	$9,953	$10,001
10/31/15	$10,027	$9,954	$10,001
11/30/15	$10,029	$9,928	$10,002
12/31/15	$10,034	$9,896	$10,002
1/31/16	$10,042	$10,032	$10,004
2/29/16	$10,048	$10,103	$10,005
3/31/16	$10,059	$10,196	$10,008
4/30/16	$10,068	$10,235	$10,010
5/31/16	$10,074	$10,238	$10,012
6/30/16	$10,083	$10,422	$10,014
7/31/16	$10,093	$10,488	$10,016
8/31/16	$10,101	$10,476	$10,019
9/30/16	$10,111	$10,470	$10,021
10/31/16	$10,118	$10,389	$10,024
11/30/16	$10,127	$10,144	$10,026
12/31/16	$10,136	$10,158	$10,029
1/31/17	$10,146	$10,178	$10,033
2/28/17	$10,156	$10,246	$10,037
3/31/17	$10,165	$10,241	$10,042
4/30/17	$10,174	$10,320	$10,047
5/31/17	$10,185	$10,399	$10,053
6/30/17	$10,197	$10,389	$10,060
7/31/17	$10,208	$10,434	$10,068
8/31/17	$10,220	$10,527	$10,077
9/30/17	$10,232	$10,477	$10,086
10/31/17	$10,245	$10,483	$10,095
11/30/17	$10,256	$10,470	$10,104
12/31/17	$10,271	$10,518	$10,114
1/31/18	$10,285	$10,397	$10,125
2/28/18	$10,296	$10,298	$10,136
3/31/18	$10,314	$10,364	$10,149
4/30/18	$10,332	$10,287	$10,163
5/31/18	$10,351	$10,360	$10,178
6/30/18	$10,371	$10,348	$10,193
7/31/18	$10,391	$10,350	$10,210
8/31/18	$10,412	$10,417	$10,227
9/30/18	$10,430	$10,350	$10,244
10/31/18	$10,450	$10,268	$10,263
11/30/18	$10,470	$10,329	$10,282
12/31/18	$10,494	$10,519	$10,302
1/31/19	$10,521	$10,631	$10,323
2/28/19	$10,543	$10,625	$10,342
3/31/19	$10,569	$10,829	$10,364
4/30/19	$10,592	$10,831	$10,385
5/31/19	$10,618	$11,024	$10,406
6/30/19	$10,640	$11,162	$10,427
7/31/19	$10,663	$11,187	$10,448
8/31/19	$10,687	$11,476	$10,468
9/30/19	$10,708	$11,415	$10,486
10/31/19	$10,728	$11,450	$10,504
11/30/19	$10,745	$11,444	$10,519
12/31/19	$10,763	$11,436	$10,534
1/31/20	$10,782	$11,656	$10,548
2/29/20	$10,799	$11,866	$10,562
3/31/20	$10,729	$11,796	$10,575
4/30/20	$10,764	$12,006	$10,584
5/31/20	$10,777	$12,062	$10,588
6/30/20	$10,785	$12,137	$10,589
7/31/20	$10,791	$12,319	$10,591
8/31/20	$10,794	$12,219	$10,592
9/30/20	$10,797	$12,213	$10,593
10/31/20	$10,798	$12,158	$10,594
11/30/20	$10,800	$12,277	$10,595
12/31/20	$10,804	$12,294	$10,595
1/31/21	$10,806	$12,206	$10,596
2/28/21	$10,808	$12,030	$10,597
3/31/21	$10,809	$11,880	$10,597
4/30/21	$10,812	$11,974	$10,598
5/31/21	$10,815	$12,013	$10,598
6/30/21	$10,816	$12,097	$10,598
7/31/21	$10,818	$12,232	$10,598
8/31/21	$10,818	$12,209	$10,599
9/30/21	$10,822	$12,103	$10,599
10/31/21	$10,820	$12,100	$10,599
11/30/21	$10,821	$12,136	$10,600
12/31/21	$10,827	$12,105	$10,600
1/31/22	$10,826	$11,844	$10,601
2/28/22	$10,828	$11,712	$10,602
3/31/22	$10,825	$11,386	$10,603
4/30/22	$10,829	$10,954	$10,606
5/31/22	$10,832	$11,025	$10,611
6/30/22	$10,840	$10,852	$10,619
7/31/22	$10,866	$11,117	$10,630
8/31/22	$10,884	$10,803	$10,645
9/30/22	$10,906	$10,336	$10,666
10/31/22	$10,933	$10,202	$10,693
11/30/22	$10,971	$10,578	$10,723
12/31/22	$11,014	$10,530	$10,759
1/31/23	$11,060	$10,854	$10,799
2/28/23	$11,099	$10,573	$10,837
3/31/23	$11,146	$10,842	$10,880
4/30/23	$11,189	$10,908	$10,923
5/31/23	$11,237	$10,789	$10,970
6/30/23	$11,291	$10,750	$11,016
7/31/23	$11,338	$10,743	$11,067
8/31/23	$11,391	$10,674	$11,118
9/30/23	$11,442	$10,403	$11,168
10/31/23	$11,498	$10,239	$11,221
11/30/23	$11,552	$10,702	$11,272
12/31/23	$11,611	$11,112	$11,325
1/31/24	$11,655	$11,082	$11,378
2/29/24	$11,717	$10,925	$11,428
3/31/24	$11,769	$11,026	$11,480
4/30/24	$11,821	$10,747	$11,532
5/31/24	$11,882	$10,930	$11,586
6/30/24	$11,933	$11,033	$11,638
7/31/24	$11,991	$11,291	$11,692
8/31/24	$12,054	$11,453	$11,746
9/30/24	$12,107	$11,606	$11,797
10/31/24	$12,156	$11,319	$11,848
11/30/24	$12,206	$11,438	$11,895
12/31/24	$12,258	$11,251	$11,942
1/31/25	$12,305	$11,311	$11,988
2/28/25	$12,349	$11,560	$12,029
3/31/25	$12,389	$11,564	$12,074

Average Annual Return [Table Text Block]
Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO Short-Term Floating NAV Portfolio III	5.27%	2.92%	2.17%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 18,102,198,000
Holdings Count | Holding	425
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	118.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$18,102,198
# of Portfolio Holdings	425
Portfolio Turnover Rate	118%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	15.9%
U.S. Treasury Obligations	8.5%
Sovereign Issues	0.4%
Asset-Backed Securities	0.3%
Short-Term Instruments	94.1%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(19.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000027273
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short-Term Portfolio (the "Portfolio") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Short-Term Portfolio	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to non-agency residential mortgage-backed securities ("MBS") contributed to performance, as the securities posted positive returns.

  Positive duration exposure contributed to performance, as rates decreased.

  Exposure to non-agency commercial MBS contributed to performance, as spreads tightened.

  There were no material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	PIMCO Short-Term Portfolio	Bloomberg U.S. Aggregate Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	FTSE 3-Month Treasury Bill Index
3/31/15	$10,000	$10,000	$10,000	$10,000
4/30/15	$10,021	$9,964	$10,002	$10,000
5/31/15	$10,042	$9,940	$10,005	$10,000
6/30/15	$10,059	$9,832	$10,007	$10,000
7/31/15	$10,059	$9,900	$10,009	$10,001
8/31/15	$10,059	$9,886	$10,012	$10,001
9/30/15	$10,088	$9,953	$10,014	$10,001
10/31/15	$10,120	$9,954	$10,017	$10,001
11/30/15	$10,131	$9,928	$10,019	$10,002
12/31/15	$10,138	$9,896	$10,022	$10,002
1/31/16	$10,127	$10,032	$10,027	$10,004
2/29/16	$10,073	$10,103	$10,032	$10,005
3/31/16	$10,115	$10,196	$10,037	$10,008
4/30/16	$10,180	$10,235	$10,043	$10,010
5/31/16	$10,191	$10,238	$10,048	$10,012
6/30/16	$10,218	$10,422	$10,053	$10,014
7/31/16	$10,272	$10,488	$10,058	$10,016
8/31/16	$10,316	$10,476	$10,064	$10,019
9/30/16	$10,366	$10,470	$10,069	$10,021
10/31/16	$10,410	$10,389	$10,076	$10,024
11/30/16	$10,421	$10,144	$10,083	$10,026
12/31/16	$10,448	$10,158	$10,090	$10,029
1/31/17	$10,493	$10,178	$10,099	$10,033
2/28/17	$10,537	$10,246	$10,107	$10,037
3/31/17	$10,560	$10,241	$10,115	$10,042
4/30/17	$10,604	$10,320	$10,125	$10,047
5/31/17	$10,660	$10,399	$10,135	$10,053
6/30/17	$10,706	$10,389	$10,144	$10,060
7/31/17	$10,751	$10,434	$10,155	$10,068
8/31/17	$10,819	$10,527	$10,166	$10,077
9/30/17	$10,855	$10,477	$10,177	$10,086
10/31/17	$10,878	$10,483	$10,189	$10,095
11/30/17	$10,900	$10,470	$10,200	$10,104
12/31/17	$10,925	$10,518	$10,211	$10,114
1/31/18	$10,937	$10,397	$10,226	$10,125
2/28/18	$10,948	$10,298	$10,240	$10,136
3/31/18	$10,975	$10,364	$10,255	$10,149
4/30/18	$10,998	$10,287	$10,274	$10,163
5/31/18	$11,045	$10,360	$10,294	$10,178
6/30/18	$11,065	$10,348	$10,314	$10,193
7/31/18	$11,100	$10,350	$10,334	$10,210
8/31/18	$11,147	$10,417	$10,354	$10,227
9/30/18	$11,181	$10,350	$10,374	$10,244
10/31/18	$11,181	$10,268	$10,395	$10,263
11/30/18	$11,205	$10,329	$10,415	$10,282
12/31/18	$11,239	$10,519	$10,436	$10,302
1/31/19	$11,311	$10,631	$10,460	$10,323
2/28/19	$11,347	$10,625	$10,485	$10,342
3/31/19	$11,388	$10,829	$10,509	$10,364
4/30/19	$11,436	$10,831	$10,532	$10,385
5/31/19	$11,484	$11,024	$10,555	$10,406
6/30/19	$11,538	$11,162	$10,578	$10,427
7/31/19	$11,550	$11,187	$10,598	$10,448
8/31/19	$11,562	$11,476	$10,619	$10,468
9/30/19	$11,595	$11,415	$10,639	$10,486
10/31/19	$11,631	$11,450	$10,658	$10,504
11/30/19	$11,644	$11,444	$10,677	$10,519
12/31/19	$11,680	$11,436	$10,696	$10,534
1/31/20	$11,718	$11,656	$10,713	$10,548
2/29/20	$11,742	$11,866	$10,730	$10,562
3/31/20	$11,308	$11,796	$10,748	$10,575
4/30/20	$11,470	$12,006	$10,761	$10,584
5/31/20	$11,595	$12,062	$10,774	$10,588
6/30/20	$11,698	$12,137	$10,787	$10,589
7/31/20	$11,773	$12,319	$10,789	$10,591
8/31/20	$11,861	$12,219	$10,792	$10,592
9/30/20	$11,885	$12,213	$10,795	$10,593
10/31/20	$11,910	$12,158	$10,797	$10,594
11/30/20	$11,961	$12,277	$10,799	$10,595
12/31/20	$12,021	$12,294	$10,801	$10,595
1/31/21	$12,098	$12,206	$10,803	$10,596
2/28/21	$12,111	$12,030	$10,805	$10,597
3/31/21	$12,107	$11,880	$10,808	$10,597
4/30/21	$12,132	$11,974	$10,810	$10,598
5/31/21	$12,107	$12,013	$10,811	$10,598
6/30/21	$12,103	$12,097	$10,813	$10,598
7/31/21	$12,116	$12,232	$10,815	$10,598
8/31/21	$12,142	$12,209	$10,816	$10,599
9/30/21	$12,182	$12,103	$10,817	$10,599
10/31/21	$12,182	$12,100	$10,818	$10,599
11/30/21	$12,156	$12,136	$10,820	$10,600
12/31/21	$12,159	$12,105	$10,821	$10,600
1/31/22	$12,146	$11,844	$10,823	$10,601
2/28/22	$12,055	$11,712	$10,825	$10,602
3/31/22	$11,925	$11,386	$10,827	$10,603
4/30/22	$11,873	$10,954	$10,836	$10,606
5/31/22	$11,860	$11,025	$10,845	$10,611
6/30/22	$11,732	$10,852	$10,854	$10,619
7/31/22	$11,824	$11,117	$10,869	$10,630
8/31/22	$11,797	$10,803	$10,890	$10,645
9/30/22	$11,594	$10,336	$10,912	$10,666
10/31/22	$11,515	$10,202	$10,941	$10,693
11/30/22	$11,594	$10,578	$10,975	$10,723
12/31/22	$11,728	$10,530	$11,013	$10,759
1/31/23	$11,941	$10,854	$11,054	$10,799
2/28/23	$11,954	$10,573	$11,093	$10,837
3/31/23	$11,864	$10,842	$11,137	$10,880
4/30/23	$11,945	$10,908	$11,182	$10,923
5/31/23	$11,986	$10,789	$11,230	$10,970
6/30/23	$12,100	$10,750	$11,278	$11,016
7/31/23	$12,196	$10,743	$11,327	$11,067
8/31/23	$12,224	$10,674	$11,379	$11,118
9/30/23	$12,210	$10,403	$11,429	$11,168
10/31/23	$12,141	$10,239	$11,482	$11,221
11/30/23	$12,376	$10,702	$11,533	$11,272
12/31/23	$12,569	$11,112	$11,586	$11,325
1/31/24	$12,696	$11,082	$11,639	$11,378
2/29/24	$12,724	$10,925	$11,689	$11,428
3/31/24	$12,866	$11,026	$11,742	$11,480
4/30/24	$12,866	$10,747	$11,795	$11,532
5/31/24	$13,010	$10,930	$11,849	$11,586
6/30/24	$13,059	$11,033	$11,898	$11,638
7/31/24	$13,221	$11,291	$11,956	$11,692
8/31/24	$13,338	$11,453	$12,011	$11,746
9/30/24	$13,415	$11,606	$12,063	$11,797
10/31/24	$13,400	$11,319	$12,114	$11,848
11/30/24	$13,580	$11,438	$12,161	$11,895
12/31/24	$13,626	$11,251	$12,208	$11,942
1/31/25	$13,748	$11,311	$12,254	$11,988
2/28/25	$13,840	$11,560	$12,295	$12,029
3/31/25	$13,904	$11,564	$12,341	$12,074

Average Annual Return [Table Text Block]
Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO Short-Term Portfolio	8.07%	4.22%	3.35%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 172,846,000
Holdings Count | Holding	756
Advisory Fees Paid, Amount	$ 36,000
InvestmentCompanyPortfolioTurnover	765.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$172,846
# of Portfolio Holdings	756
Portfolio Turnover Rate	765%
Total Net Advisory Fees Paid During the Reporting Period	$36
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	67.0%
Asset-Backed Securities	43.6%
Non-Agency Mortgage-Backed Securities	35.4%
U.S. Treasury Obligations	5.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.3%
Affiliated Investments	5.1%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(56.4%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.51% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.51% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000027275
Shareholder Report [Line Items]
Fund Name	PIMCO U.S. Government and Short-Term Investments Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO U.S. Government and Short-Term Investments Portfolio (the "Portfolio") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO U.S. Government and Short-Term Investments Portfolio	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to securitized strategies outside of the Bloomberg Government Bond Index (the "Index") contributed to performance, as the strategy outperformed like-duration U.S. Treasuries.

  U.S. interest rate strategies overall, including duration, curve positioning, and instrument selection contributed to performance, as the curve steepened at the long end.

  Exposure to investment grade credit outside of the Index contributed to performance, as returns from such holdings exceeded those of the Index.

  There were no material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	PIMCO U.S. Government and Short-Term Investments Portfolio	Bloomberg U.S. Aggregate Index	Bloomberg Government Bond Index	FTSE 3-Month Treasury Bill Index
3/31/15	$10,000	$10,000	$10,000	$10,000
4/30/15	$9,772	$9,964	$9,950	$10,000
5/31/15	$9,576	$9,940	$9,934	$10,000
6/30/15	$9,354	$9,832	$9,850	$10,000
7/31/15	$9,582	$9,900	$9,929	$10,001
8/31/15	$9,478	$9,886	$9,934	$10,001
9/30/15	$9,564	$9,953	$10,018	$10,001
10/31/15	$9,459	$9,954	$9,984	$10,001
11/30/15	$9,375	$9,928	$9,944	$10,002
12/31/15	$9,442	$9,896	$9,927	$10,002
1/31/16	$9,560	$10,032	$10,133	$10,004
2/29/16	$9,635	$10,103	$10,220	$10,005
3/31/16	$9,678	$10,196	$10,237	$10,008
4/30/16	$9,657	$10,235	$10,226	$10,010
5/31/16	$9,678	$10,238	$10,226	$10,012
6/30/16	$10,043	$10,422	$10,445	$10,014
7/31/16	$10,194	$10,488	$10,486	$10,016
8/31/16	$10,054	$10,476	$10,431	$10,019
9/30/16	$10,032	$10,470	$10,419	$10,021
10/31/16	$9,826	$10,389	$10,309	$10,024
11/30/16	$9,306	$10,144	$10,042	$10,026
12/31/16	$9,353	$10,158	$10,031	$10,029
1/31/17	$9,495	$10,178	$10,054	$10,033
2/28/17	$9,626	$10,246	$10,103	$10,037
3/31/17	$9,634	$10,241	$10,099	$10,042
4/30/17	$9,799	$10,320	$10,168	$10,047
5/31/17	$9,942	$10,399	$10,234	$10,053
6/30/17	$9,971	$10,389	$10,217	$10,060
7/31/17	$10,004	$10,434	$10,235	$10,068
8/31/17	$10,291	$10,527	$10,344	$10,077
9/30/17	$10,045	$10,477	$10,257	$10,086
10/31/17	$10,034	$10,483	$10,245	$10,095
11/30/17	$10,000	$10,470	$10,231	$10,104
12/31/17	$10,061	$10,518	$10,262	$10,114
1/31/18	$9,749	$10,397	$10,125	$10,125
2/28/18	$9,582	$10,298	$10,051	$10,136
3/31/18	$9,765	$10,364	$10,144	$10,149
4/30/18	$9,564	$10,287	$10,062	$10,163
5/31/18	$9,709	$10,360	$10,152	$10,178
6/30/18	$9,718	$10,348	$10,153	$10,193
7/31/18	$9,595	$10,350	$10,112	$10,210
8/31/18	$9,741	$10,417	$10,189	$10,227
9/30/18	$9,459	$10,350	$10,096	$10,244
10/31/18	$9,335	$10,268	$10,049	$10,263
11/30/18	$9,538	$10,329	$10,137	$10,282
12/31/18	$10,202	$10,519	$10,352	$10,302
1/31/19	$10,294	$10,631	$10,401	$10,323
2/28/19	$10,121	$10,625	$10,374	$10,342
3/31/19	$10,757	$10,829	$10,570	$10,364
4/30/19	$10,630	$10,831	$10,542	$10,385
5/31/19	$11,486	$11,024	$10,787	$10,406
6/30/19	$11,764	$11,162	$10,885	$10,427
7/31/19	$11,659	$11,187	$10,873	$10,448
8/31/19	$12,774	$11,476	$11,239	$10,468
9/30/19	$12,357	$11,415	$11,145	$10,486
10/31/19	$12,298	$11,450	$11,153	$10,504
11/30/19	$12,170	$11,444	$11,120	$10,519
12/31/19	$11,948	$11,436	$11,059	$10,534
1/31/20	$12,698	$11,656	$11,326	$10,548
2/29/20	$13,496	$11,866	$11,623	$10,562
3/31/20	$14,439	$11,796	$11,952	$10,575
4/30/20	$14,523	$12,006	$12,028	$10,584
5/31/20	$14,475	$12,062	$11,999	$10,588
6/30/20	$14,596	$12,137	$12,011	$10,589
7/31/20	$15,027	$12,319	$12,145	$10,591
8/31/20	$14,620	$12,219	$12,016	$10,592
9/30/20	$14,707	$12,213	$12,033	$10,593
10/31/20	$14,345	$12,158	$11,923	$10,594
11/30/20	$14,478	$12,277	$11,964	$10,595
12/31/20	$14,392	$12,294	$11,938	$10,595
1/31/21	$14,052	$12,206	$11,827	$10,596
2/28/21	$13,429	$12,030	$11,618	$10,597
3/31/21	$12,840	$11,880	$11,443	$10,597
4/30/21	$13,109	$11,974	$11,527	$10,598
5/31/21	$13,152	$12,013	$11,567	$10,598
6/30/21	$13,499	$12,097	$11,639	$10,598
7/31/21	$13,969	$12,232	$11,794	$10,598
8/31/21	$13,897	$12,209	$11,774	$10,599
9/30/21	$13,517	$12,103	$11,648	$10,599
10/31/21	$13,531	$12,100	$11,639	$10,599
11/30/21	$13,832	$12,136	$11,725	$10,600
12/31/21	$13,659	$12,105	$11,666	$10,600
1/31/22	$13,081	$11,844	$11,448	$10,601
2/28/22	$12,878	$11,712	$11,372	$10,602
3/31/22	$11,895	$11,386	$11,021	$10,603
4/30/22	$10,910	$10,954	$10,685	$10,606
5/31/22	$10,852	$11,025	$10,705	$10,611
6/30/22	$10,727	$10,852	$10,612	$10,619
7/31/22	$11,251	$11,117	$10,779	$10,630
8/31/22	$10,305	$10,803	$10,514	$10,645
9/30/22	$9,257	$10,336	$10,156	$10,666
10/31/22	$8,759	$10,202	$10,016	$10,693
11/30/22	$9,476	$10,578	$10,281	$10,723
12/31/22	$9,142	$10,530	$10,229	$10,759
1/31/23	$9,913	$10,854	$10,482	$10,799
2/28/23	$9,216	$10,573	$10,240	$10,837
3/31/23	$9,978	$10,842	$10,534	$10,880
4/30/23	$10,112	$10,908	$10,590	$10,923
5/31/23	$9,888	$10,789	$10,469	$10,970
6/30/23	$9,685	$10,750	$10,391	$11,016
7/31/23	$9,550	$10,743	$10,356	$11,067
8/31/23	$9,356	$10,674	$10,304	$11,118
9/30/23	$8,765	$10,403	$10,081	$11,168
10/31/23	$8,374	$10,239	$9,961	$11,221
11/30/23	$9,156	$10,702	$10,304	$11,272
12/31/23	$9,876	$11,112	$10,647	$11,325
1/31/24	$9,755	$11,082	$10,618	$11,378
2/29/24	$9,450	$10,925	$10,480	$11,428
3/31/24	$9,571	$11,026	$10,547	$11,480
4/30/24	$8,974	$10,747	$10,305	$11,532
5/31/24	$9,250	$10,930	$10,454	$11,586
6/30/24	$9,432	$11,033	$10,559	$11,638
7/31/24	$9,895	$11,291	$10,788	$11,692
8/31/24	$10,095	$11,453	$10,926	$11,746
9/30/24	$10,342	$11,606	$11,057	$11,797
10/31/24	$9,737	$11,319	$10,796	$11,848
11/30/24	$9,970	$11,438	$10,879	$11,895
12/31/24	$9,370	$11,251	$10,713	$11,942
1/31/25	$9,481	$11,311	$10,769	$11,988
2/28/25	$10,081	$11,560	$11,000	$12,029
3/31/25	$10,051	$11,564	$11,025	$12,074

Average Annual Return [Table Text Block]
Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO U.S. Government and Short-Term Investments Portfolio	5.01%	(6.99%)	0.05%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg Government Bond Index	4.53%	(1.60%)	0.98%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 1,166,284,000
Holdings Count | Holding	260
Advisory Fees Paid, Amount	$ 281,000
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,166,284
# of Portfolio Holdings	260
Portfolio Turnover Rate	15%
Total Net Advisory Fees Paid During the Reporting Period	$281
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	87.1%
Asset-Backed Securities	5.6%
Non-Agency Mortgage-Backed Securities	3.4%
U.S. Government Agencies	2.8%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	0.1%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	1.0%
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.28% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.28% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).